LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.52%
Australia–6.34%
†29Metals Ltd.	44,703	$10,924
A2B Australia Ltd.	7,280	6,831
Accent Group Ltd.	31,728	41,971
Acrow Ltd.	13,327	10,378
Adairs Ltd.	14,923	24,992
†Adbri Ltd.	25,861	52,748
AGL Energy Ltd.	22,177	120,527
†Ainsworth Game Technology Ltd.	6,705	5,309
†Alkane Resources Ltd.	24,815	10,107
†Alliance Aviation Services Ltd.	9,515	17,981
ALS Ltd.	21,919	187,543
Altium Ltd.	3,169	134,684
†Alumina Ltd.	122,405	113,267
†Alumina Ltd. ADR	1,700	6,290
†AMA Group Ltd.	69,257	2,482
AMP Ltd.	271,448	206,960
Ampol Ltd.	12,701	329,326
Ansell Ltd.	9,386	150,341
ANZ Group Holdings Ltd.	40,571	777,280
APA Group	21,949	120,289
†Appen Ltd.	6,682	2,547
ARB Corp. Ltd.	4,321	116,432
Aristocrat Leisure Ltd.	13,987	391,929
ARN Media Ltd.	22,200	12,731
†Articore Group Ltd.	8,524	3,069
ASX Ltd.	1,992	86,219
Atlas Arteria Ltd.	37,105	128,877
AUB Group Ltd.	3,998	77,482
†Aurelia Metals Ltd.	90,985	9,190
Aurizon Holdings Ltd.	125,231	326,427
†Aussie Broadband Ltd.	6,419	14,975
Austal Ltd.	23,948	34,333
†Australian Agricultural Co. Ltd.	17,102	15,157
Australian Clinical Labs Ltd.	6,002	10,521
Australian Ethical Investment Ltd.	7,408	23,799
Auswide Bank Ltd.	2,725	7,796
Baby Bunting Group Ltd.	5,130	7,020
Bank of Queensland Ltd.	50,074	206,226
Bapcor Ltd.	29,215	120,129
Beach Energy Ltd.	151,652	181,342
Bega Cheese Ltd.	21,396	58,280
Bell Financial Group Ltd.	20,472	18,143
Bendigo & Adelaide Bank Ltd.	36,945	246,771
BHP Group Ltd.	45,795	1,321,119
BHP Group Ltd. ADR	32,090	1,851,272
BHP Group Ltd. Class DI	8,188	235,109
BlueScope Steel Ltd.	21,649	336,466
†Boral Ltd.	24,103	96,125
Brambles Ltd.	39,140	411,915
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Bravura Solutions Ltd.	17,986	$16,409
Breville Group Ltd.	4,589	82,207
Brickworks Ltd.	6,412	119,000
=†BWX Ltd.	3,186	78
Capitol Health Ltd.	68,459	10,707
†Capricorn Metals Ltd.	16,483	55,317
CAR Group Ltd.	4,267	100,324
Cedar Woods Properties Ltd.	3,769	11,789
†Cettire Ltd.	5,846	15,429
Challenger Ltd.	36,923	171,073
Champion Iron Ltd.	27,121	130,960
†City Chic Collective Ltd.	7,495	2,002
Cleanaway Waste Management Ltd.	88,305	156,520
Clinuvel Pharmaceuticals Ltd.	1,998	18,697
†Coast Entertainment Holdings Ltd.	56,288	19,440
Cochlear Ltd.	1,167	256,676
Codan Ltd.	8,979	63,602
†Cogstate Ltd.	4,311	3,792
Coles Group Ltd.	32,070	354,019
Collins Foods Ltd.	10,696	70,676
Commonwealth Bank of Australia	23,033	1,806,238
Computershare Ltd.	12,854	218,705
†Cooper Energy Ltd.	131,415	18,840
Corporate Travel Management Ltd.	6,019	66,640
CSL Ltd.	2,106	395,134
CSR Ltd.	42,583	244,748
Data#3 Ltd.	9,337	50,379
Dicker Data Ltd.	4,196	29,449
Domain Holdings Australia Ltd.	13,033	27,857
Domino's Pizza Enterprises Ltd.	3,284	92,855
Downer EDI Ltd.	54,415	180,844
Eagers Automotive Ltd.	9,563	88,241
Elanor Investor Group	7,930	6,098
Elders Ltd.	10,323	63,099
†Electro Optic Systems Holdings Ltd.	8,726	9,411
Emeco Holdings Ltd.	23,831	11,026
†Emerald Resources NL	21,310	40,688
†EML Payments Ltd.	25,538	20,469
Endeavour Group Ltd.	54,392	195,299
†Energy World Corp. Ltd.	57,823	603
Enero Group Ltd.	5,128	5,915
EQT Holdings Ltd.	1,732	33,183
Euroz Hartleys Group Ltd.	6,413	3,489
Evolution Mining Ltd.	108,882	254,012
EVT Ltd.	9,381	75,925
†FleetPartners Group Ltd.	23,440	57,433
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Fleetwood Ltd.	8,185	$7,974
Flight Centre Travel Group Ltd.	10,343	147,269
Fortescue Ltd.	39,292	658,039
G8 Education Ltd.	76,969	60,188
†Genesis Minerals Ltd.	15,717	18,999
Gold Road Resources Ltd.	68,493	70,521
GR Engineering Services Ltd.	8,627	12,818
GrainCorp Ltd. Class A	19,403	104,186
Grange Resources Ltd.	19,800	5,677
GUD Holdings Ltd.	9,790	75,280
GWA Group Ltd.	14,929	26,072
Hansen Technologies Ltd.	12,748	40,456
Harvey Norman Holdings Ltd.	43,731	146,761
†Healius Ltd.	57,785	49,894
Helia Group Ltd.	31,524	80,322
HUB24 Ltd.	2,110	58,327
IDP Education Ltd.	8,226	96,060
IGO Ltd.	11,158	51,407
Iluka Resources Ltd.	26,111	122,680
Imdex Ltd.	44,759	67,960
†Immutep Ltd. ADR	4,950	11,533
Incitec Pivot Ltd.	128,004	241,066
Infomedia Ltd.	19,919	23,105
Inghams Group Ltd.	35,938	84,074
Insignia Financial Ltd.	55,000	90,319
Insurance Australia Group Ltd.	90,373	376,906
Integral Diagnostics Ltd.	13,026	19,099
IPH Ltd.	10,453	42,982
†IRESS Ltd.	8,744	47,237
IVE Group Ltd.	13,275	18,858
JB Hi-Fi Ltd.	7,657	320,587
Johns Lyng Group Ltd.	9,912	41,403
Jupiter Mines Ltd.	61,368	8,998
†Karoon Energy Ltd.	58,285	82,040
Kelsian Group Ltd.	10,962	41,289
†Kogan.com Ltd.	2,826	14,530
Lendlease Corp. Ltd.	26,186	109,722
Lifestyle Communities Ltd.	6,487	66,241
Link Administration Holdings Ltd.	43,066	62,583
Lottery Corp. Ltd.	59,535	199,799
Lovisa Holdings Ltd.	4,119	89,570
Lycopodium Ltd.	1,603	12,222
†Lynas Rare Earths Ltd.	30,406	112,742
MA Financial Group Ltd.	3,870	12,332
Macmahon Holdings Ltd.	102,720	15,061
Macquarie Group Ltd.	3,463	450,656
†Macquarie Technology Group Ltd. Class L	571	29,615
Magellan Financial Group Ltd.	11,393	73,426
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Mayne Pharma Group Ltd.	10,321	$48,694
McMillan Shakespeare Ltd.	6,278	80,307
McPherson's Ltd.	9,847	3,497
Medibank Pvt Ltd.	65,321	160,050
†Megaport Ltd.	3,352	32,743
†Mesoblast Ltd.	37,595	13,597
†Metals X Ltd.	32,061	7,417
Metcash Ltd.	79,435	202,397
Michael Hill International Ltd.	14,556	6,640
Mineral Resources Ltd.	5,814	268,505
†MMA Offshore Ltd.	44,718	76,057
Monadelphous Group Ltd.	7,774	71,835
Monash IVF Group Ltd.	25,246	23,772
†Mount Gibson Iron Ltd.	40,070	11,228
Myer Holdings Ltd.	88,520	47,012
MyState Ltd.	7,431	17,723
†Nanosonics Ltd.	3,177	5,693
National Australia Bank Ltd.	47,300	1,067,710
Netwealth Group Ltd.	8,892	122,379
New Hope Corp. Ltd.	41,944	127,098
†NEXTDC Ltd.	9,879	114,526
NIB Holdings Ltd.	30,812	157,818
Nick Scali Ltd.	4,073	40,874
Nickel Industries Ltd.	59,350	31,327
Nine Entertainment Co. Holdings Ltd.	114,713	127,827
Northern Star Resources Ltd.	27,873	262,825
†Novonix Ltd.	3,323	1,862
NRW Holdings Ltd.	46,732	89,227
Nufarm Ltd.	33,137	118,765
Objective Corp. Ltd.	1,940	16,296
†OFX Group Ltd.	15,689	16,665
OM Holdings Ltd.	23,197	6,576
†Omni Bridgeway Ltd.	13,858	13,636
oOh!media Ltd.	48,209	55,919
Orica Ltd.	25,995	309,318
Origin Energy Ltd.	42,203	253,015
Orora Ltd.	90,756	160,864
†Paladin Energy Ltd.	39,488	35,253
Peet Ltd.	38,309	30,082
PeopleIN Ltd.	6,519	4,673
Perenti Ltd.	58,945	37,643
Perpetual Ltd.	7,089	115,904
Perseus Mining Ltd.	114,449	160,348
†PEXA Group Ltd.	6,267	55,378
Pilbara Minerals Ltd.	82,187	205,124
Pinnacle Investment Management Group Ltd.	830	6,290
Platinum Asset Management Ltd.	34,940	24,590
PointsBet Holdings Ltd.	5,076	2,729
LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Praemium Ltd.	19,514	$5,595
Premier Investments Ltd.	5,944	127,086
Pro Medicus Ltd.	2,725	184,234
Propel Funeral Partners Ltd.	4,499	16,389
PSC Insurance Group Ltd.	3,430	12,115
PWR Holdings Ltd.	7,683	57,726
†Qantas Airways Ltd.	23,117	82,100
QBE Insurance Group Ltd.	28,149	332,564
Qube Holdings Ltd.	74,773	166,155
Ramelius Resources Ltd.	62,102	75,272
Ramsay Health Care Ltd.	4,864	179,116
REA Group Ltd.	1,078	130,289
†Red 5 Ltd.	51,161	12,669
Reece Ltd.	5,965	109,227
Regis Healthcare Ltd.	6,738	17,607
†Regis Resources Ltd.	71,547	93,947
Reject Shop Ltd.	2,536	7,519
Reliance Worldwide Corp. Ltd.	48,221	180,683
†Resolute Mining Ltd.	141,363	39,611
†Retail Food Group Ltd.	205,945	10,065
Ridley Corp. Ltd.	36,736	59,608
Rio Tinto Ltd.	11,592	919,766
†RPMGlobal Holdings Ltd.	10,496	15,116
†Sandfire Resources Ltd.	34,866	201,985
Santos Ltd.	178,607	902,017
SEEK Ltd.	5,357	87,447
†Select Harvests Ltd.	8,721	25,290
Servcorp Ltd.	2,368	5,833
Service Stream Ltd.	54,665	44,528
Seven Group Holdings Ltd.	4,272	113,497
†Seven West Media Ltd.	80,912	10,018
SG Fleet Group Ltd.	12,991	24,973
Sigma Healthcare Ltd.	159,184	134,333
†Silver Lake Resources Ltd.	76,609	61,904
Sims Ltd.	13,898	115,200
SmartGroup Corp. Ltd.	8,639	54,663
Sonic Healthcare Ltd.	15,026	287,974
South32 Ltd.	245,346	479,639
Southern Cross Media Group Ltd.	16,431	10,225
SRG Global Ltd.	41,671	21,724
†St Barbara Ltd.	62,703	7,151
†Star Entertainment Group Ltd.	219,853	82,379
Steadfast Group Ltd.	23,252	89,095
†Strike Energy Ltd.	44,686	7,571
Suncorp Group Ltd.	40,780	435,287
=†Sunland Group Ltd.	6,027	216
Super Retail Group Ltd.	14,826	155,548
†Superloop Ltd.	24,939	21,940
†Syrah Resources Ltd.	50,689	16,351
Tabcorp Holdings Ltd.	185,750	91,388
Technology One Ltd.	17,900	197,947
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Telstra Group Ltd.	79,302	$199,474
†Temple & Webster Group Ltd.	2,541	21,725
=†Ten Sixty Four Ltd.	34,142	2,447
Terracom Ltd.	17,167	2,685
TPG Telecom Ltd.	17,504	51,443
Transurban Group	24,939	216,470
Treasury Wine Estates Ltd.	23,049	186,997
†Tuas Ltd.	11,966	30,489
†Tyro Payments Ltd.	4,134	2,775
Ventia Services Group Pty. Ltd.	44,417	111,436
Viva Energy Group Ltd.	60,349	145,508
†Webjet Ltd.	10,586	60,913
Wesfarmers Ltd.	15,566	693,821
†West African Resources Ltd.	66,776	52,217
Westgold Resources Ltd.	30,764	52,524
Westpac Banking Corp.	47,517	808,172
Whitehaven Coal Ltd.	73,441	339,791
WiseTech Global Ltd.	1,680	102,854
Woodside Energy Group Ltd.	49,669	987,249
Woodside Energy Group Ltd. ADR	9,552	190,753
Woolworths Group Ltd.	17,825	385,291
Worley Ltd.	12,540	136,876
Yancoal Australia Ltd.	28,140	96,088
		35,184,101
Austria–0.56%
Agrana Beteiligungs AG	1,444	21,810
ANDRITZ AG	4,969	309,854
AT&S Austria Technologie & Systemtechnik AG	1,508	31,481
BAWAG Group AG	4,700	297,644
CA Immobilien Anlagen AG	2,270	80,082
DO & Co. AG	520	77,643
Erste Group Bank AG	9,953	443,471
†Eurotelesites AG	3,469	13,829
Fabasoft AG	435	9,339
†Lenzing AG	824	28,491
Mayr Melnhof Karton AG	482	60,009
Oesterreichische Post AG	2,883	98,442
OMV AG	10,003	473,325
Palfinger AG	713	17,730
POLYTEC Holding AG	1,389	5,020
Porr Ag	1,155	17,694
Raiffeisen Bank International AG	10,645	212,001
†Rosenbauer International AG	188	5,720
Schoeller-Bleckmann Oilfield Equipment AG	676	32,308
LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Semperit AG Holding	457	$6,045
Telekom Austria AG	13,878	116,035
UBM Development AG	240	4,868
UNIQA Insurance Group AG	4,690	40,529
Verbund AG	1,443	105,472
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	97,309
Voestalpine AG	9,005	252,591
Wienerberger AG	5,936	216,201
Zumtobel Group AG	1,947	12,120
		3,087,063
Belgium–1.09%
Ackermans & van Haaren NV	1,881	328,749
Ageas SA	11,022	510,365
†AGFA-Gevaert NV	14,619	20,976
Anheuser-Busch InBev SA	13,979	851,487
Anheuser-Busch InBev SA ADR	1,200	72,936
Atenor	896	6,438
Azelis Group NV	1,478	31,237
Barco NV	1,187	19,555
Bekaert SA	3,277	168,073
Bpost SA	6,706	25,061
Cie d'Entreprises CFE	740	5,716
Colruyt Group NV	4,595	212,272
Deceuninck NV	7,755	18,866
Deme Group NV	740	118,315
D'ieteren Group	440	97,597
Econocom Group SA	6,908	15,837
Elia Group SA	851	91,810
Euronav NV	3,140	52,218
EVS Broadcast Equipment SA	1,163	41,844
Fagron	5,252	100,064
Greenyard NV	1,186	6,513
Immobel SA	390	12,202
Jensen-Group NV	278	11,067
KBC Group NV	14,248	1,067,086
Kinepolis Group NV	664	30,481
Lotus Bakeries NV	34	328,294
Melexis NV	1,483	120,235
†Ontex Group NV	5,670	47,927
†Orange Belgium SA	1,619	23,964
Proximus SADP	11,365	91,934
Recticel SA	2,992	35,249
Sipef NV	408	24,430
Solvay SA	6,621	180,720
†Syensqo SA	6,621	627,018
Tessenderlo Group SA	1,773	46,385
UCB SA	1,548	191,055
Umicore SA	11,683	252,021
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Van de Velde NV	509	$18,671
VGP NV	882	100,959
What's Cooking BV	51	4,413
†X-Fab Silicon Foundries SE	4,109	31,098
		6,041,138
Britain–0.04%
Hargreaves Services PLC	2,415	15,179
Travis Perkins PLC	16,821	154,856
Wickes Group PLC	16,234	31,780
		201,815
Canada–10.69%
†5N Plus, Inc.	6,300	23,255
Acadian Timber Corp.	800	10,265
ADENTRA, Inc.	520	15,743
†Advantage Energy Ltd.	16,293	118,840
Aecon Group, Inc.	5,100	64,044
Africa Oil Corp.	5,800	10,105
Ag Growth International, Inc.	900	40,769
AGF Management Ltd. Class B	5,000	30,268
Agnico Eagle Mines Ltd.	16,922	1,009,269
†Aimia, Inc.	2,700	5,103
†Air Canada	6,130	88,745
AirBoss of America Corp.	1,300	5,710
Alamos Gold, Inc. Class A	21,109	311,303
Algoma Central Corp.	1,600	17,505
Algonquin Power & Utilities Corp.	20,676	130,668
Alimentation Couche-Tard, Inc.	13,900	793,333
AltaGas Ltd.	18,934	418,224
Altius Minerals Corp.	1,400	21,240
Altus Group Ltd.	796	30,487
Amerigo Resources Ltd.	14,300	16,363
Andlauer Healthcare Group, Inc.	1,200	37,624
Andrew Peller Ltd. Class A	1,500	4,418
ARC Resources Ltd.	36,441	649,699
†Argonaut Gold, Inc.	16,363	4,711
†Aritzia, Inc.	7,100	196,036
Atco Ltd. Class I	4,200	116,926
†Athabasca Oil Corp.	26,708	103,121
†ATS Corp.	3,975	133,797
†Aurora Cannabis, Inc.	931	4,087
†AutoCanada, Inc.	1,479	29,350
B2Gold Corp.	105,997	277,797
Badger Infrastructure Solution	2,900	107,475
†Ballard Power Systems, Inc.	14,258	39,637
Bank of Montreal	13,212	1,290,547
LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Bank of Nova Scotia	22,752	$1,178,004
Barrick Gold Corp.	38,190	635,482
†Bausch Health Cos., Inc.	12,040	127,744
Baytex Energy Corp.	16,068	58,006
BCE, Inc.	1,830	62,184
Birchcliff Energy Ltd.	24,553	96,795
Bird Construction, Inc.	3,322	45,714
Black Diamond Group Ltd.	2,500	16,518
†BlackBerry Ltd.	2,334	6,393
BMTC Group, Inc.	600	6,582
†Bombardier, Inc. Class B	4,408	189,233
†Bonterra Energy Corp.	2,713	12,718
Boralex, Inc. Class A	3,066	64,781
Boyd Group Services, Inc.	1,356	286,707
†Bragg Gaming Group, Inc.	1,500	9,180
Brookfield Corp. Class A	14,425	603,975
Brookfield Infrastructure Corp. Class A	4,303	155,023
BRP, Inc.	1,741	116,889
†CAE, Inc.	9,463	195,324
†Calfrac Well Services Ltd.	2,200	6,432
Calian Group Ltd.	600	25,160
Cameco Corp.	3,563	154,349
Canaccord Genuity Group, Inc.	8,726	57,334
Canacol Energy Ltd.	2,620	8,897
†Canada Goose Holdings, Inc.	3,868	46,648
Canadian Imperial Bank of Commerce	19,750	1,001,562
Canadian National Railway Co.	6,816	897,735
Canadian Natural Resources Ltd.	27,566	2,103,822
Canadian Pacific Kansas City Ltd.	3,355	295,810
Canadian Tire Corp. Ltd. Class A	3,908	389,776
Canadian Utilities Ltd. Class A	3,945	89,848
Canadian Western Bank	6,945	144,586
†Canfor Corp.	4,700	59,368
†Canfor Pulp Products, Inc.	2,900	3,618
†Canopy Growth Corp.	238	2,054
Capital Power Corp.	5,188	146,346
†Capstone Copper Corp.	27,443	174,640
Cardinal Energy Ltd.	13,600	71,085
Cascades, Inc.	8,787	64,157
CCL Industries, Inc. Class B	7,409	378,668
†Celestica, Inc.	10,108	454,253
Cenovus Energy, Inc.	38,733	774,297
Centerra Gold, Inc.	16,227	95,837
CES Energy Solutions Corp.	18,401	63,983
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†CGI, Inc.	5,459	$602,850
China Gold International Resources Corp. Ltd.	14,900	95,040
CI Financial Corp.	13,800	176,454
Cogeco Communications, Inc.	1,566	69,459
Cogeco, Inc.	600	25,204
Colliers International Group, Inc.	1,614	197,279
Computer Modelling Group Ltd.	8,100	60,815
Constellation Software, Inc.	300	819,460
Converge Technology Solutions Corp.	4,800	20,624
Corby Spirit & Wine Ltd.	700	6,661
Corus Entertainment, Inc. Class B	19,156	10,324
Crescent Point Energy Corp.	55,030	450,282
†Crew Energy, Inc.	5,725	19,653
†Cronos Group, Inc.	19,611	51,185
Definity Financial Corp.	3,386	107,838
†Denison Mines Corp.	25,260	49,418
†dentalcorp Holdings Ltd.	2,124	10,475
†Descartes Systems Group, Inc.	944	86,404
Dexterra Group, Inc.	2,620	10,735
Dollarama, Inc.	7,016	534,481
Doman Building Materials Group Ltd.	6,028	36,759
†Dorel Industries, Inc. Class B	1,100	5,620
DREAM Unlimited Corp. Class A	2,819	40,353
Dundee Precious Metals, Inc.	10,800	82,123
Dye & Durham Ltd.	2,000	23,211
Dynacor Group, Inc.	4,700	16,030
E-L Financial Corp. Ltd.	139	111,749
†Eldorado Gold Corp.	16,921	238,002
Emera, Inc.	4,709	165,721
Empire Co. Ltd. Class A	12,607	307,881
Enbridge, Inc.	17,163	620,616
Enerflex Ltd.	7,900	45,958
Enerplus Corp.	12,868	252,985
Enghouse Systems Ltd.	3,200	72,124
†Ensign Energy Services, Inc.	13,872	26,524
EQB, Inc.	2,312	144,996
†Equinox Gold Corp.	22,920	138,082
†ERO Copper Corp.	4,332	83,532
Evertz Technologies Ltd.	1,800	19,694
Exchange Income Corp.	1,608	58,774
Exco Technologies Ltd.	2,400	13,147
LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Extendicare, Inc.	8,400	$47,316
Fairfax Financial Holdings Ltd.	1,379	1,486,455
Fiera Capital Corp.	3,700	22,562
Finning International, Inc.	11,000	323,288
First Majestic Silver Corp.	12,288	72,253
First Quantum Minerals Ltd.	17,179	184,656
FirstService Corp.	1,597	264,511
Fortis, Inc.	7,935	313,516
†Fortuna Silver Mines, Inc.	14,658	54,431
Franco-Nevada Corp.	1,134	135,127
†Frontera Energy Corp.	5,800	35,411
†Galiano Gold, Inc.	4,900	6,801
†GDI Integrated Facility Services, Inc.	1,200	34,736
George Weston Ltd.	2,607	352,225
GFL Environmental, Inc.	5,667	195,511
Gibson Energy, Inc.	11,272	191,896
Gildan Activewear, Inc.	9,982	370,601
†GoldMoney, Inc.	1,280	7,919
Great-West Lifeco, Inc.	9,499	303,788
Hammond Power Solutions, Inc.	1,600	171,275
Headwater Exploration, Inc.	14,654	82,977
†Heroux-Devtek, Inc.	2,187	29,369
High Liner Foods, Inc.	2,452	24,528
HLS Therapeutics, Inc.	2,317	6,842
Hudbay Minerals, Inc.	26,035	182,220
Hydro One Ltd.	4,900	142,889
iA Financial Corp., Inc.	7,323	454,934
†IAMGOLD Corp.	34,000	113,432
IGM Financial, Inc.	4,694	121,045
†Imperial Metals Corp.	3,600	5,714
Imperial Oil Ltd.	7,040	486,675
Information Services Corp.	1,000	20,442
Innergex Renewable Energy, Inc.	6,057	35,728
InPlay Oil Corp.	5,700	10,015
Intact Financial Corp.	4,480	727,754
†Interfor Corp.	6,355	99,274
†International Petroleum Corp.	8,726	103,762
Jamieson Wellness, Inc.	1,000	19,682
†Journey Energy, Inc.	3,866	9,504
†K92 Mining, Inc.	6,500	30,231
†Karora Resources, Inc.	8,800	33,003
K-Bro Linen, Inc.	800	20,724
†Kelt Exploration Ltd.	13,500	60,297
Keyera Corp.	11,994	308,937
†Kinaxis, Inc.	600	68,215
Kinross Gold Corp.	107,332	658,469
†Knight Therapeutics, Inc.	6,900	26,998
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Lassonde Industries, Inc. Class A	400	$43,929
Laurentian Bank of Canada	3,587	74,200
Leon's Furniture Ltd.	2,194	36,590
†Lightspeed Commerce, Inc.	8,995	126,470
Linamar Corp.	4,176	221,972
Loblaw Cos. Ltd.	4,456	493,777
†Lucara Diamond Corp.	28,465	6,620
Lundin Gold, Inc.	4,100	57,631
Lundin Mining Corp.	50,809	519,887
Magellan Aerospace Corp.	1,000	5,884
Magna International, Inc.	15,848	863,399
Mainstreet Equity Corp.	200	27,745
†Major Drilling Group International, Inc.	6,566	43,626
†Mandalay Resources Corp.	5,200	5,682
Manulife Financial Corp.	25,801	644,629
Maple Leaf Foods, Inc.	3,682	60,372
Martinrea International, Inc.	8,100	72,715
†Mattr Corp.	7,434	97,470
†MDA Ltd.	3,263	35,435
†MDF Commerce, Inc.	3,300	13,960
Medical Facilities Corp.	2,900	22,159
†MEG Energy Corp.	28,038	643,743
Methanex Corp.	4,115	183,640
Metro, Inc.	5,671	304,452
Morguard Corp.	186	16,250
MTY Food Group, Inc.	1,659	62,622
Mullen Group Ltd.	8,500	91,115
National Bank of Canada	15,925	1,340,966
Neo Performance Materials, Inc.	900	4,186
†New Gold, Inc.	59,077	99,439
†NFI Group, Inc.	5,000	47,507
North American Construction Group Ltd.	2,400	53,419
North West Co., Inc.	3,800	110,110
Northland Power, Inc.	14,216	232,254
Nutrien Ltd.	24,469	1,328,916
Nuvei Corp.	3,000	94,860
†NuVista Energy Ltd.	10,300	90,336
†Obsidian Energy Ltd.	2,900	23,838
OceanaGold Corp.	50,766	114,683
Open Text Corp.	6,831	265,248
†Organigram Holdings, Inc.	1,466	3,152
†Orla Mining Ltd.	3,151	11,942
Osisko Gold Royalties Ltd.	11,062	181,608
Pan American Silver Corp.	20,577	310,223
Paramount Resources Ltd. Class A	5,950	120,753
Parex Resources, Inc.	11,160	178,290
Park Lawn Corp.	1,419	17,495
LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Parkland Corp.	11,221	$357,369
Pason Systems, Inc.	5,362	61,911
Pembina Pipeline Corp.	10,852	383,506
Petrus Resources Ltd.	1,100	1,076
Peyto Exploration & Development Corp.	14,495	159,765
PHX Energy Services Corp.	3,310	22,090
†Pieridae Energy Ltd.	11,200	2,935
Pine Cliff Energy Ltd.	9,500	7,013
Pizza Pizza Royalty Corp.	900	9,182
Polaris Renewable Energy, Inc.	1,700	14,646
Pollard Banknote Ltd.	800	21,120
†Precision Drilling Corp.	1,455	97,897
Premium Brands Holdings Corp.	2,047	133,741
Pulse Seismic, Inc.	4,700	7,772
†Quarterhill, Inc.	21,100	29,129
Quebecor, Inc. Class B	8,600	188,501
RB Global, Inc.	2,297	174,962
†Real Matters, Inc.	5,000	22,591
Restaurant Brands International, Inc.	5,202	413,289
†RF Capital Group, Inc.	445	2,375
Richelieu Hardware Ltd.	3,600	113,218
Rogers Communications, Inc. Class B	10,663	437,121
Rogers Sugar, Inc.	8,922	35,107
Royal Bank of Canada	21,596	2,178,575
Russel Metals, Inc.	6,029	200,603
Sandstorm Gold Ltd.	14,300	75,075
Saputo, Inc.	10,320	203,040
Savaria Corp.	900	11,136
Secure Energy Services, Inc.	15,950	131,293
†Shopify, Inc. Class A	1,858	143,359
Sienna Senior Living, Inc.	3,200	31,704
†SilverCrest Metals, Inc.	3,016	20,087
Sleep Country Canada Holdings, Inc.	2,800	61,827
SNC-Lavalin Group, Inc.	6,908	282,532
Spin Master Corp.	2,381	60,925
Sprott, Inc.	833	30,788
SSR Mining, Inc.	18,197	81,050
Stantec, Inc.	4,207	349,312
Stelco Holdings, Inc.	2,870	94,646
Stella-Jones, Inc.	5,046	294,293
StorageVault Canada, Inc.	6,586	25,089
†Strathcona Resources Ltd.	508	10,658
Sun Life Financial, Inc.	10,866	593,049
Suncor Energy, Inc.	48,896	1,804,751
†SunOpta, Inc.	4,163	28,600
Superior Plus Corp.	13,274	98,878
Tamarack Valley Energy Ltd.	31,060	88,052
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Taseko Mines Ltd.	18,300	$39,314
TC Energy Corp.	30,981	1,245,436
Teck Resources Ltd. Class B	26,202	1,199,435
TerraVest Industries, Inc.	900	39,866
TFI International, Inc.	2,657	423,691
Thomson Reuters Corp.	1,229	191,515
Tidewater Midstream & Infrastructure Ltd.	18,184	11,411
†Tilray Brands, Inc.	20,522	50,689
TMX Group Ltd.	6,545	172,642
†Torex Gold Resources, Inc.	6,800	100,101
Toromont Industries Ltd.	4,100	394,548
Toronto-Dominion Bank	22,702	1,370,650
Total Energy Services, Inc.	3,299	24,793
Tourmaline Oil Corp.	16,136	754,415
TransAlta Corp.	22,240	142,745
Transcontinental, Inc. Class A	7,600	82,534
Trican Well Service Ltd.	20,070	61,489
Tricon Residential, Inc.	11,916	132,840
Triple Flag Precious Metals Corp.	334	4,826
†Trisura Group Ltd.	1,300	39,973
Vermilion Energy, Inc.	12,723	158,244
VersaBank	900	9,508
Wajax Corp.	2,500	60,463
†Well Health Technologies Corp.	8,003	21,683
†Wesdome Gold Mines Ltd.	6,200	46,184
West Fraser Timber Co. Ltd.	4,702	406,095
Western Forest Products, Inc.	34,200	15,906
Westshore Terminals Investment Corp.	2,378	44,978
Wheaton Precious Metals Corp.	3,160	148,931
Whitecap Resources, Inc.	58,329	441,381
†WildBrain Ltd.	9,347	7,659
Winpak Ltd.	2,095	62,701
WSP Global, Inc.	2,954	492,337
Yellow Pages Ltd.	1,229	8,946
		59,309,207
Chile–0.03%
Antofagasta PLC	6,266	161,257
		161,257
China–0.04%
†AustAsia Group Ltd.	8,360	1,346
Belimo Holding AG	452	221,627
†Fosun Tourism Group	18,600	8,460
LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
KRP Development Holdings Ltd.	13,000	$1,329
		232,762
Colombia–0.00%
†Gran Tierra Energy, Inc.	3,367	24,086
		24,086
Denmark–2.92%
†ALK-Abello AS	9,188	165,720
Alm Brand AS	63,402	120,886
†Ambu AS Class B	11,079	182,338
AP Moller - Maersk AS Class A	75	96,098
AP Moller - Maersk AS Class B	66	86,054
†Bang & Olufsen AS	8,549	11,534
†Bavarian Nordic AS	5,084	113,888
†Better Collective AS	1,369	36,770
†Cadeler AS	5,873	28,725
Carlsberg AS Class B	3,331	456,164
cBrain AS	389	21,283
Chemometec AS	653	40,222
Coloplast AS Class B	2,190	295,687
Columbus AS	4,653	5,411
D/S Norden AS	2,354	96,208
Danske Bank AS	16,326	490,048
†Demant AS	5,585	277,593
Dfds AS	2,231	64,855
DSV AS	3,505	569,754
†FLSmidth & Co. AS	3,466	173,147
†Genmab AS	1,412	423,358
†GN Store Nord AS	9,580	253,380
H Lundbeck AS	24,445	117,738
H Lundbeck AS Class A	3,565	14,801
†H&H International AS Class B	1,148	11,606
ISS AS	12,503	227,790
Jeudan AS	571	18,252
Jyske Bank AS	3,860	326,964
Matas AS	3,162	53,605
†Netcompany Group AS	2,818	116,482
†Nilfisk Holding AS	1,443	29,570
†NKT AS	4,788	396,099
†NNIT AS	488	7,643
Novo Nordisk AS ADR	698	89,623
Novo Nordisk AS Class B	49,220	6,313,615
Novonesis (Novozymes) B Class B	15,645	920,262
†NTG Nordic Transport Group AS Class A	319	13,005
†Orsted AS	1,635	91,362
Pandora AS	6,883	1,110,957
Per Aarsleff Holding AS	1,112	55,489
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ringkjoebing Landbobank AS	2,305	$404,144
†Rockwool AS Class A	423	137,997
†Rockwool AS Class B	600	197,415
Royal Unibrew AS	3,551	234,966
†RTX AS	299	4,204
Scandinavian Tobacco Group AS Class A	5,273	94,419
Schouw & Co. AS	848	65,361
Solar AS Class B	701	33,793
SP Group AS	170	5,336
Spar Nord Bank AS	6,895	115,085
Sparekassen Sjaelland-Fyn AS	1,222	37,697
Sydbank AS	5,228	271,030
Tivoli AS	204	21,776
Topdanmark AS	3,407	145,370
Tryg AS	15,951	328,819
†Zealand Pharma AS	1,852	183,440
		16,204,838
Faeroe Islands–0.05%
†Vestas Wind Systems AS	9,357	261,000
		261,000
Finland–1.33%
†Afarak Group SE	29,162	11,641
Aktia Bank OYJ	3,682	39,803
Alandsbanken Abp Class B	968	36,760
Alma Media OYJ	1,259	13,393
Anora Group OYJ	1,138	6,581
Aspo OYJ	1,168	7,661
Atria OYJ	742	7,765
†Cargotec OYJ Class B	2,504	174,378
Citycon OYJ	5,407	22,318
Elisa OYJ	6,877	306,786
Enento Group OYJ	540	10,055
eQ OYJ	68	1,005
†Finnair OYJ	6,784	21,459
Fiskars OYJ Abp	1,943	35,971
Fortum OYJ	24,414	301,450
†Gofore OYJ	497	11,474
Harvia OYJ	658	27,203
Huhtamaki OYJ	7,574	317,288
†Incap OYJ	669	6,647
Kemira OYJ	10,616	200,658
Kesko OYJ Class A	6,192	117,305
Kesko OYJ Class B	17,294	323,057
†Kojamo OYJ	5,368	63,588
Kone OYJ Class B	9,036	420,550
Konecranes OYJ	5,067	262,995
Lassila & Tikanoja OYJ	2,818	26,754
†Lindex Group OYJ	1,585	5,523
†Mandatum OYJ	6,661	29,783
Marimekko OYJ	2,270	30,441
LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Metsa Board OYJ Class B	11,901	$90,133
Metso OYJ	33,134	393,391
Neste OYJ	9,058	245,283
Nokia OYJ	111,621	396,310
Nokia OYJ ADR	14,459	51,185
Nordea Bank Abp	48,710	550,207
Olvi OYJ Class A	983	32,664
Oma Saastopankki OYJ	488	10,530
Oriola OYJ Class B	10,932	11,983
Orion OYJ Class A	1,949	72,753
Orion OYJ Class B	6,642	247,719
Outokumpu OYJ	33,170	144,215
Ponsse OYJ	944	24,035
Puuilo OYJ	1,208	12,909
†QT Group OYJ	745	61,486
Raisio OYJ Class V	7,767	17,178
†Revenio Group OYJ	982	27,015
Sampo OYJ Class A	6,661	283,963
Sanoma OYJ	5,246	38,542
Stora Enso OYJ Class R	29,203	405,950
Taaleri PLC	1,347	15,026
Terveystalo OYJ	6,412	52,159
TietoEVRY OYJ	7,660	162,057
Tokmanni Group Corp.	5,246	85,913
UPM-Kymmene OYJ	16,104	536,329
Vaisala OYJ Class A	1,389	56,869
Valmet OYJ	10,544	277,446
Wartsila OYJ Abp	15,057	228,881
†WithSecure OYJ	2,413	2,770
YIT OYJ	11,776	24,723
		7,399,916
France–7.72%
ABC arbitrage	1,320	5,454
Accor SA	7,619	355,915
Aeroports de Paris SA	1,429	195,947
†Air France-KLM	4,267	47,535
Air Liquide SA	3,372	701,529
Airbus SE	6,668	1,228,121
AKWEL SADIR	593	9,417
ALD SA	546	3,858
Alstom SA	14,888	226,955
Alten SA	1,859	271,155
Amundi SA	2,161	148,393
Arkema SA	4,561	479,959
Assystem SA	625	39,648
†Atos SE	5,977	12,239
Aubay	366	16,071
AXA SA	19,479	731,634
Axway Software SA	477	13,534
†Bastide le Confort Medical	242	3,681
Beneteau SACA	2,685	39,627
†Bigben Interactive	1,625	4,900
BioMerieux	1,255	138,442
BNP Paribas SA	16,290	1,157,454
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Boiron SA	814	$29,525
Bollore SE	27,617	184,429
Bonduelle SCA	1,767	14,317
Bouygues SA	9,572	390,661
Bureau Veritas SA	14,977	456,946
Capgemini SE	3,454	794,830
Carrefour SA	33,177	568,214
Catana Group	1,510	7,657
CBo Territoria	2,578	10,319
†Cegedim SA	545	7,644
†CGG SA	51,187	22,189
Cie de Saint-Gobain SA	9,482	735,819
Cie des Alpes	1,197	17,434
Cie Generale des Etablissements Michelin SCA	25,749	986,721
Cie Plastic Omnium SE	2,622	34,171
Clariane SE	5,582	8,877
Coface SA	9,918	156,755
Credit Agricole SA	17,997	268,252
Danone SA	6,240	403,181
Dassault Aviation SA	522	114,885
Dassault Systemes SE	2,963	131,190
Derichebourg SA	9,326	44,290
Edenred SE	5,232	279,179
Eiffage SA	6,266	710,822
Electricite de Strasbourg SA	55	6,794
†Elior Group SA	8,292	22,150
Elis SA	18,117	411,629
Engie SA	31,208	522,202
Equasens	336	18,596
Eramet SA	361	27,438
EssilorLuxottica SA	2,259	511,064
Esso SA Francaise	184	24,873
Etablissements Maurel et Prom SA	5,157	31,129
Eurazeo SE	2,614	229,134
†Euroapi SA	433	1,306
†Eutelsat Communications SACA	14,980	65,356
Exel Industries SA Class A	95	5,719
Fnac Darty SA	1,020	31,934
†Forvia SE	11,277	170,996
Gaztransport Et Technigaz SA	2,589	386,850
Getlink SE	17,976	306,028
GL Events SACA	866	17,826
Groupe Crit SA	390	30,210
Guerbet	783	27,750
†Haulotte Group SA	610	1,566
Hermes International SCA	351	895,948
†ID Logistics Group SACA	233	88,860
Imerys SA	2,970	101,188
Infotel SA	163	8,265
LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Interparfums SA	782	$44,039
Ipsen SA	2,871	341,641
IPSOS SA	3,552	250,426
Jacquet Metals SACA	1,315	26,132
†JCDecaux SE	5,614	109,020
Kaufman & Broad SA	1,064	30,993
Kering SA	1,252	494,836
La Francaise des Jeux SAEM	6,644	270,802
Lectra	1,635	57,063
Legrand SA	3,911	414,428
Linedata Services	45	3,321
LISI SA	720	18,371
LNA Sante SA	494	10,899
L'Oreal SA	2,405	1,138,136
LVMH Moet Hennessy Louis Vuitton SE	4,288	3,856,787
Maisons du Monde SA	3,382	15,821
Manitou BF SA	943	25,790
Mersen SA	2,002	78,727
Metropole Television SA	2,859	42,627
†Nacon SA	1,056	1,458
Neoen SA	3,028	85,720
Nexans SA	2,142	223,926
Nexity SA	3,478	35,552
Oeneo SA	52	578
Orange SA	127,700	1,500,030
†OVH Groupe SAS	643	6,715
Pernod Ricard SA	1,591	257,382
†Prodways Group SA	90	72
Publicis Groupe SA	6,532	712,104
Quadient SA	3,215	66,110
Renault SA	9,648	487,077
Rexel SA	17,812	480,988
Robertet SA	11	9,470
Rubis SCA	4,691	165,693
Safran SA	4,136	937,269
Samse SACA	6	1,194
Sanofi SA	11,458	1,124,399
†Sartorius Stedim Biotech	139	39,634
Savencia SA	292	16,129
Schneider Electric SE	3,490	789,371
SCOR SE	14,330	495,800
SEB SA	1,763	225,579
Seche Environnement SACA	286	34,928
†SMCP SA	2,424	6,093
Societe BIC SA	1,667	119,057
Societe Generale SA	21,479	574,913
Societe LDC SADIR	194	28,464
Sodexo SA	1,504	128,963
†SOITEC	977	101,082
Sopra Steria Group	1,185	286,881
SPIE SA	10,196	383,018
Stef SA	359	52,829
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
STMicroelectronics NV	1,665	$71,995
Synergie SE	615	21,165
Technip Energies NV	10,199	257,585
Teleperformance SE	3,585	348,400
Television Francaise 1 SA	5,220	47,700
Thales SA	2,435	415,197
Thermador Groupe	504	48,012
†Totalenergies EP Gabon	103	18,646
TotalEnergies SE	76,893	5,265,218
TotalEnergies SE ADR	1,621	111,573
Trigano SA	757	133,120
†Ubisoft Entertainment SA	7,366	155,003
Valeo SE	19,292	241,225
†Vallourec SACA	13,383	248,338
†Vantiva SA	8,058	1,219
Veolia Environnement SA	11,043	358,961
Verallia SA	5,220	202,963
Vetoquinol SA	184	19,752
Vicat SACA	1,860	73,343
Vinci SA	11,297	1,447,419
Virbac SACA	258	96,307
Vivendi SE	29,232	318,523
†Voltalia SA	2,127	15,053
Wavestone	400	24,209
†Worldline SA	7,737	95,824
		42,799,673
Georgia–0.02%
TBC Bank Group PLC	2,396	97,225
		97,225
Germany–6.63%
1&1 AG	3,646	63,014
7C Solarparken AG	8,243	27,657
Adesso SE	209	24,622
adidas AG	1,252	279,599
†Adtran Networks SE	574	12,360
All for One Group SE	186	11,679
Allgeier SE	430	9,301
Allianz SE	4,207	1,260,857
Amadeus Fire AG	434	56,280
Atoss Software AG	302	89,273
Aurubis AG	2,584	181,705
†Auto1 Group SE	1,704	8,058
BASF SE	22,576	1,289,169
Basler AG	591	6,886
Bayer AG	38,070	1,167,672
Bayerische Motoren Werke AG	9,636	1,111,935
BayWa AG	1,161	31,502
Bechtle AG	5,758	304,265
Beiersdorf AG	536	78,037
Bertrandt AG	393	19,355
Bijou Brigitte AG	197	8,098
Bilfinger SE	2,251	105,154
LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Borussia Dortmund GmbH & Co. KGaA	4,770	$17,239
†BRANICKS Group AG	2,395	3,674
Brenntag SE	6,257	527,068
CANCOM SE	1,984	59,162
Carl Zeiss Meditec AG	589	73,584
†Ceconomy AG	11,681	23,452
CENIT AG	409	5,538
Cewe Stiftung & Co. KGAA	635	70,425
Commerzbank AG	40,356	554,240
CompuGroup Medical SE & Co. KgaA	1,908	58,707
Continental AG	6,005	433,411
†Covestro AG	9,336	510,456
CTS Eventim AG & Co. KGaA	4,665	414,957
Daimler Truck Holding AG	25,183	1,275,841
†Delivery Hero SE	1,957	55,981
Dermapharm Holding SE	1,610	56,694
Deutsche Bank AG	56,828	894,912
Deutsche Boerse AG	2,885	590,282
†Deutsche Lufthansa AG	40,384	317,221
Deutsche Post AG	23,709	1,020,964
Deutsche Telekom AG	101,891	2,473,315
Deutsche Telekom AG ADR	3,637	88,052
Deutsche Wohnen SE	773	15,845
Draegerwerk AG & Co. KGaA	351	17,154
Duerr AG	2,831	65,421
DWS Group GmbH & Co. KGaA	2,488	109,461
E.ON SE	40,244	559,431
Eckert & Ziegler SE	314	12,697
EDAG Engineering Group AG	532	7,289
Elmos Semiconductor SE	625	49,829
ElringKlinger AG	2,669	17,478
†Encavis AG	8,674	157,728
Energiekontor AG	647	44,743
EuroEyes International Eye Clinic Ltd. Class C	9,000	5,301
Evonik Industries AG	14,168	280,100
†Evotec SE	3,436	53,639
Fielmann Group AG	2,159	99,132
†FlatexDEGIRO AG	4,182	46,900
†Fraport AG Frankfurt Airport Services Worldwide	3,183	167,784
Freenet AG	11,715	329,618
Fresenius Medical Care AG	10,029	385,725
Fresenius SE & Co. KGaA	14,204	383,100
FUCHS SE	2,470	96,997
GEA Group AG	11,370	480,725
Gerresheimer AG	2,472	278,426
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Gesco SE	598	$11,258
GFT Technologies SE	1,564	45,558
H&R GmbH & Co. KGaA	1,285	6,738
†Hamburger Hafen und Logistik AG	2,777	49,733
Hannover Rueck SE	1,421	388,934
Hapag-Lloyd AG	869	130,972
Hawesko Holding SE	179	5,600
Heidelberg Materials AG	6,248	687,210
†Heidelberger Druckmaschinen AG	22,239	24,952
Hella GmbH & Co. KGaA	1,171	107,636
†HelloFresh SE	9,987	71,025
Henkel AG & Co. KGaA	2,279	164,143
Hensoldt AG	3,159	148,047
HOCHTIEF AG	1,815	210,889
Hornbach Holding AG & Co. KGaA	827	66,470
Hugo Boss AG	5,172	304,769
Indus Holding AG	1,375	39,385
Infineon Technologies AG	22,365	760,409
Init Innovation in Traffic Systems SE	421	16,578
Instone Real Estate Group SE	2,366	22,794
IVU Traffic Technologies AG	706	12,095
Jenoptik AG	3,103	96,413
JOST Werke SE	1,011	51,918
KION Group AG	6,175	324,967
Kloeckner & Co. SE	3,199	23,296
Knaus Tabbert AG	280	13,442
Knorr-Bremse AG	3,499	264,620
†Koenig & Bauer AG	1,264	17,046
Kontron AG	2,163	47,698
Krones AG	723	95,707
KWS Saat SE & Co. KGaA	831	44,423
Lanxess AG	5,825	155,913
†LEG Immobilien SE	3,014	258,767
Leifheit AG	726	11,592
†Manz AG	413	4,473
†Medigene AG	1,735	3,950
†Medios AG	567	10,020
Mercedes-Benz Group AG	27,250	2,169,915
Merck KGaA	821	144,906
METRO AG	10,491	57,100
MLP SE	5,885	35,618
MTU Aero Engines AG	983	249,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,248	1,584,906
Mutares SE & Co. KGaA	1,324	52,708
†Nagarro SE	732	62,980
Nemetschek SE	3,062	302,991
New Work SE	230	16,724
LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Nexus AG	381	$23,142
Norma Group SE	2,359	43,850
†OHB SE	563	26,604
Pfeiffer Vacuum Technology AG	280	47,124
PNE AG	4,798	69,363
†ProCredit Holding AG	1,188	11,715
ProSiebenSat.1 Media SE	10,108	71,013
PSI Software SE	901	22,357
Puma SE	5,565	252,280
†PVA TePla AG	1,053	21,346
†q.beyond AG	11,002	6,766
Rational AG	276	237,912
Rheinmetall AG	1,673	940,361
RWE AG	15,264	518,070
Salzgitter AG	2,683	70,048
SAP SE	3,397	661,359
Scout24 SE	742	55,923
Secunet Security Networks AG	79	13,671
†SGL Carbon SE	5,077	38,095
Siemens AG	10,394	1,984,353
†Siemens Healthineers AG	4,078	249,542
Siltronic AG	1,210	107,305
Sirius Real Estate Ltd.	67,760	83,770
Sixt SE	1,131	112,806
†SMA Solar Technology AG	531	30,649
STRATEC SE	652	28,277
Stroeer SE & Co. KGaA	2,308	140,435
Suedzucker AG	6,024	86,372
SUESS MicroTec SE	1,510	59,542
Surteco Group SE	396	6,024
Symrise AG	1,256	150,341
†Synlab AG	3,751	40,265
†TAG Immobilien AG	9,159	125,244
Takkt AG	2,185	31,541
Talanx AG	3,138	248,491
†TeamViewer SE	10,857	161,699
Technotrans SE	604	11,794
Thyssenkrupp AG	34,721	186,320
United Internet AG	5,928	133,409
Verbio SE	845	19,190
Volkswagen AG	1,307	199,664
Vonovia SE	10,495	310,237
Vossloh AG	732	36,090
Wacker Chemie AG	1,267	142,910
Wacker Neuson SE	2,960	54,799
Washtec AG	765	32,559
†Westwing Group SE	241	2,054
Wuestenrot & Wuerttembergische AG	1,974	28,367
†Zalando SE	3,215	91,881
Zeal Network SE	623	23,188
		36,763,013
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.00%
†Okeanis Eco Tankers Corp.	941	$27,780
		27,780
Greenland–0.00%
Ferguson PLC	121	26,459
		26,459
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.71%
AIA Group Ltd.	197,400	1,325,348
Analogue Holdings Ltd.	86,000	11,098
†Apollo Future Mobility Group Ltd.	16,600	1,082
ASMPT Ltd.	18,500	232,583
Bank of East Asia Ltd.	80,321	95,643
†Blue River Holdings Ltd.	170,000	4,887
BOC Hong Kong Holdings Ltd.	66,000	176,660
†BOCOM International Holdings Co. Ltd.	59,000	2,111
Bright Smart Securities & Commodities Group Ltd.	108,000	23,182
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	15,800	23,255
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	34,795
†Cathay Pacific Airways Ltd.	100,909	114,615
†Century City International Holdings Ltd.	124,000	3,707
†China Energy Development Holdings Ltd.	840,000	8,908
†Chinese Estates Holdings Ltd.	79,500	10,259
Chow Sang Sang Holdings International Ltd.	30,000	31,813
Chow Tai Fook Jewellery Group Ltd.	52,600	77,554
CITIC Telecom International Holdings Ltd.	159,000	51,396
CK Asset Holdings Ltd.	46,280	190,397
CK Hutchison Holdings Ltd.	59,180	285,810
CK Infrastructure Holdings Ltd.	17,000	99,477
CK Life Sciences International Holdings, Inc.	194,000	8,303
CLP Holdings Ltd.	22,000	175,255
LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†C-Mer Eye Care Holdings Ltd.	18,000	$6,508
Convenience Retail Asia Ltd.	48,000	3,741
†Cowell e Holdings, Inc.	22,000	52,619
Crystal International Group Ltd.	46,500	19,011
CSI Properties Ltd.	300,000	3,910
Dah Sing Banking Group Ltd.	44,000	31,313
Dah Sing Financial Holdings Ltd.	13,200	30,323
Eagle Nice International Holdings Ltd.	4,000	2,371
EC Healthcare	28,000	4,686
Emperor International Holdings Ltd.	106,000	5,350
†Esprit Holdings Ltd.	212,000	3,088
ESR Group Ltd.	98,800	105,656
Fairwood Holdings Ltd.	6,000	6,179
Far East Consortium International Ltd.	137,005	17,854
First Pacific Co. Ltd.	172,000	86,583
†Fountain SET Holdings Ltd.	66,000	3,668
FSE Lifestyle Services Ltd.	22,000	15,319
Galaxy Entertainment Group Ltd.	4,000	20,085
Giordano International Ltd.	126,000	33,163
=†Gold Fin Holdings	80,000	0
Great Eagle Holdings Ltd.	14,722	20,653
Guotai Junan International Holdings Ltd.	312,000	21,127
Hang Lung Group Ltd.	52,000	59,860
Hang Lung Properties Ltd.	100,000	102,467
Hang Seng Bank Ltd.	8,300	90,827
Hanison Construction Holdings Ltd.	16,639	1,318
Henderson Land Development Co. Ltd.	34,412	98,045
HK Electric Investments & HK Electric Investments Ltd.	84,000	52,481
HKBN Ltd.	69,000	25,830
HKR International Ltd.	50,160	8,203
HKT Trust & HKT Ltd.	254,000	296,288
Hong Kong & China Gas Co. Ltd.	266,362	201,807
Hong Kong Exchanges & Clearing Ltd.	14,743	429,091
†Hong Kong Technology Venture Co. Ltd.	17,000	3,540
†Hongkong & Shanghai Hotels Ltd.	43,044	32,722
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Hongkong Land Holdings Ltd.	47,800	$146,746
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	10,065
Hysan Development Co. Ltd.	27,000	43,534
†IGG, Inc.	68,000	28,670
†ITC Properties Group Ltd.	32,819	2,348
Johnson Electric Holdings Ltd.	30,496	42,236
K Wah International Holdings Ltd.	78,000	17,838
Karrie International Holdings Ltd.	52,000	3,255
Kerry Logistics Network Ltd.	43,500	47,352
Kerry Properties Ltd.	41,500	75,928
Kowloon Development Co. Ltd.	35,000	21,509
†Lai Sun Development Co. Ltd.	45,450	3,542
†Lai Sun Garment International Ltd.	32,185	2,673
Liu Chong Hing Investment Ltd.	10,000	6,158
L'Occitane International SA	27,750	112,214
Luk Fook Holdings International Ltd.	30,000	82,216
Man Wah Holdings Ltd.	120,400	84,913
Mandarin Oriental International Ltd.	11,700	18,194
†Melco Resorts & Entertainment Ltd. ADR	600	4,326
†Midland Holdings Ltd.	68,000	8,514
Modern Dental Group Ltd.	35,000	18,334
MTR Corp. Ltd.	15,438	50,889
†NagaCorp Ltd.	81,321	35,534
Nameson Holdings Ltd.	38,000	2,573
New World Development Co. Ltd.	84,769	89,460
=†NewOcean Energy Holdings Ltd.	62,000	55
Nissin Foods Co. Ltd.	36,000	22,768
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	482,000	139,176
†Pacific Century Premium Developments Ltd.	37,368	902
Pacific Textiles Holdings Ltd.	82,000	13,201
PAX Global Technology Ltd.	26,000	20,496
PC Partner Group Ltd.	28,000	10,410
LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
PCCW Ltd.	313,444	$154,982
Perfect Medical Health Management Ltd.	42,000	17,172
Pico Far East Holdings Ltd.	58,000	12,301
Plover Bay Technologies Ltd.	24,000	7,298
Power Assets Holdings Ltd.	23,000	134,587
PRADA SpA	18,300	144,962
Prudential PLC	25,364	237,858
Public Financial Holdings Ltd.	24,000	3,802
†Regal Hotels International Holdings Ltd.	18,000	6,071
Regina Miracle International Holdings Ltd.	29,000	7,336
†Sa Sa International Holdings Ltd.	78,000	8,271
†Samsonite International SA	89,700	339,230
†Shandong Hi-Speed Holdings Group Ltd.	22,000	15,235
†Shangri-La Asia Ltd.	84,000	52,588
†Shun Tak Holdings Ltd.	92,000	8,816
SITC International Holdings Co. Ltd.	109,000	199,147
†SJM Holdings Ltd.	161,250	49,239
SmarTone Telecommunications Holdings Ltd.	33,500	16,393
Soundwill Holdings Ltd.	5,000	4,453
Stella International Holdings Ltd.	36,000	57,402
Sun Hung Kai Properties Ltd.	15,000	144,597
SUNeVision Holdings Ltd.	70,000	22,806
Swire Pacific Ltd. Class A	16,000	131,649
Swire Pacific Ltd. Class B	35,000	45,612
Swire Properties Ltd.	18,400	38,648
Tai Hing Group Holdings Ltd.	62,000	6,971
Tao Heung Holdings Ltd.	2,000	187
Techtronic Industries Co. Ltd.	32,000	433,786
†Television Broadcasts Ltd.	36,000	14,167
†Texhong International Group Ltd.	9,500	5,195
†Theme International Holdings Ltd.	300,000	23,764
Town Health International Medical Group Ltd.	336,000	12,664
Tradelink Electronic Commerce Ltd.	74,000	8,604
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Transport International Holdings Ltd.	14,950	$17,191
United Laboratories International Holdings Ltd.	84,000	96,161
Value Partners Group Ltd.	41,000	9,377
Valuetronics Holdings Ltd.	29,600	12,605
Vitasoy International Holdings Ltd.	42,000	36,007
†VPower Group International Holdings Ltd.	11,052	367
VSTECS Holdings Ltd.	60,000	32,120
VTech Holdings Ltd.	12,100	73,355
Wang On Group Ltd.	1,220,000	5,144
WH Group Ltd.	672,341	443,251
Wharf Real Estate Investment Co. Ltd.	25,000	81,290
Wing Tai Properties Ltd.	16,000	4,456
Xinyi Glass Holdings Ltd.	140,270	148,569
YTO International Express & Supply Chain Technology Ltd.	28,000	4,186
Yue Yuen Industrial Holdings Ltd.	58,500	82,067
†Zensun Enterprises Ltd.	55,000	2,319
†Zhaobangji Lifestyle Holdings Ltd.	112,000	2,604
		9,466,715
Ireland–0.84%
AIB Group PLC	73,473	372,869
Bank of Ireland Group PLC	63,663	649,053
C&C Group PLC	26,878	55,568
Cairn Homes PLC	46,656	80,334
COSMO Pharmaceuticals NV	651	51,468
Dalata Hotel Group PLC	10,148	49,322
DCC PLC	5,790	420,932
FBD Holdings PLC	1,118	15,921
†Flutter Entertainment PLC	2,779	549,923
Glanbia PLC	12,768	251,803
†Glenveagh Properties PLC	42,689	57,661
Grafton Group PLC CDI	14,495	183,351
†Hostelworld Group PLC	9,886	19,465
Irish Continental Group PLC	13,703	71,700
†James Hardie Industries PLC CDI	10,411	417,982
Kerry Group PLC Class A	2,892	247,855
Kingspan Group PLC	4,808	438,103
†Permanent TSB Group Holdings PLC	929	1,378
LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Smurfit Kappa Group PLC	15,928	$726,364
		4,661,052
Isle Of Man–0.02%
Entain PLC	9,595	96,568
Strix Group PLC	6,954	6,021
		102,589
Israel–0.90%
†Afcon Holdings Ltd.	294	7,815
†AFI Properties Ltd.	894	41,121
Africa Israel Residences Ltd.	328	21,900
†Airport City Ltd.	3,084	49,484
Alrov Properties & Lodgings Ltd.	323	13,537
Amot Investments Ltd.	3,705	17,553
Arad Ltd.	603	8,531
Ashdod Refinery Ltd.	681	16,206
†Ashtrom Group Ltd.	2,536	37,541
AudioCodes Ltd.	1,429	18,634
Aura Investments Ltd.	6,537	27,557
†Azorim-Investment Development & Construction Co. Ltd.	3,495	17,956
Azrieli Group Ltd.	254	18,341
Bank Hapoalim BM	34,758	325,946
Bank Leumi Le-Israel BM	49,386	410,604
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	87,593
†Big Shopping Centers Ltd.	238	26,410
Blue Square Real Estate Ltd.	300	20,692
†Brack Capital Properties NV	158	9,985
†Cellcom Israel Ltd.	9,940	42,714
†Clal Insurance Enterprises Holdings Ltd.	5,502	101,365
Danel Adir Yeoshua Ltd.	390	33,348
Delek Automotive Systems Ltd.	1,180	7,183
Delek Group Ltd.	768	100,446
Delta Galil Ltd.	858	37,756
Delta Israel Brands Ltd.	528	8,801
Dor Alon Energy in Israel 1988 Ltd.	819	17,042
†Doral Group Renewable Energy Resources Ltd.	4,821	13,374
Elbit Systems Ltd.	237	49,825
Electra Consumer Products 1970 Ltd.	515	11,672
Electra Ltd.	132	56,841
Electra Real Estate Ltd.	1,339	14,297
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Energix-Renewable Energies Ltd.	6,392	$23,399
†Enlight Renewable Energy Ltd.	1,443	24,141
†Equital Ltd.	1,918	61,144
†Fattal Holdings 1998 Ltd.	340	43,646
First International Bank Of Israel Ltd.	3,148	130,994
FMS Enterprises Migun Ltd.	399	16,853
Formula Systems 1985 Ltd.	762	61,033
Fox Wizel Ltd.	970	90,672
Gav-Yam Lands Corp. Ltd.	2,548	19,422
†Gilat Satellite Networks Ltd.	1,455	7,930
†Hagag Group Real Estate Development	2,121	9,207
Hamat Group Ltd.	832	2,806
†Harel Insurance Investments & Financial Services Ltd.	9,588	92,285
Hilan Ltd.	1,352	85,970
ICL Group Ltd.	27,546	145,639
IDI Insurance Co. Ltd.	511	14,940
†Ilex Medical Ltd.	301	5,319
Inrom Construction Industries Ltd.	7,985	25,409
†Israel Canada T.R Ltd.	3,989	15,894
Israel Discount Bank Ltd. Class A	65,345	338,201
Israel Land Development Co. Ltd.	991	9,175
Israel Shipyards Industries Ltd.	315	5,963
Isras Investment Co. Ltd.	128	25,869
†Kamada Ltd.	634	3,587
Kerur Holdings Ltd.	403	7,529
M Yochananof & Sons Ltd.	297	14,305
Magic Software Enterprises Ltd.	2,298	26,441
Malam - Team Ltd.	1,739	29,669
Matrix IT Ltd.	2,451	54,035
†Max Stock Ltd.	5,071	11,770
Maytronics Ltd.	4,037	40,174
Mediterranean Towers Ltd.	4,876	12,696
Mega Or Holdings Ltd.	1,052	28,105
Meitav Investment House Ltd.	3,316	16,206
Menora Mivtachim Holdings Ltd.	2,003	53,822
Meshulam Levinstein Contracting & Engineering Ltd.	119	10,247
Migdal Insurance & Financial Holdings Ltd.	29,788	41,164
LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Mivne Real Estate KD Ltd.	11,443	$28,259
Mizrahi Tefahot Bank Ltd.	6,227	233,543
†Naphtha Israel Petroleum Corp. Ltd.	2,641	14,883
†Neto Malinda Trading Ltd.	834	11,423
Next Vision Stabilized Systems Ltd.	4,619	54,998
†Nice Ltd. Sponsored ADR	256	66,719
†Nova Ltd.	1,065	188,620
Oil Refineries Ltd.	183,266	60,809
One Software Technologies Ltd.	3,774	55,837
†OPC Energy Ltd.	3,139	22,280
Palram Industries 1990 Ltd.	1,245	14,888
†Partner Communications Co. Ltd.	10,680	46,533
Paz Oil Co. Ltd.	681	72,752
†Perion Network Ltd.	1,094	24,666
Phoenix Holdings Ltd.	9,871	98,580
Plasson Industries Ltd.	216	9,018
Plus500 Ltd.	6,766	154,142
Prashkovsky Investments & Construction Ltd.	354	9,041
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	51,390
Retailors Ltd.	581	14,221
Sano-Brunos Enterprises Ltd.	99	8,312
†Scope Metals Group Ltd.	396	14,055
†Shapir Engineering & Industry Ltd.	3,710	21,189
†Shikun & Binui Ltd.	15,502	38,409
†Shufersal Ltd.	9,132	64,053
†Strauss Group Ltd.	1,472	27,756
Tadiran Group Ltd.	222	17,932
Tamar Petroleum Ltd.	6,761	44,095
Telsys Ltd.	266	17,925
†Teva Pharmaceutical Industries Ltd. ADR	4,887	68,956
Tiv Taam Holdings 1 Ltd.	2,570	3,623
†Tower Semiconductor Ltd.	3,710	124,100
YH Dimri Construction & Development Ltd.	672	52,837
		5,013,575
Italy–2.47%
A2A SpA	92,627	167,234
ACEA SpA	4,679	82,887
Amplifon SpA	7,582	276,479
Anima Holding SpA	14,273	67,753
Aquafil SpA	1,318	4,316
Arnoldo Mondadori Editore SpA	9,603	24,139
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Ascopiave SpA	2,898	$7,394
Assicurazioni Generali SpA	13,731	347,529
†Avio SpA	2,148	23,452
Azimut Holding SpA	9,520	258,615
Banca Generali SpA	3,836	152,378
Banca IFIS SpA	2,288	44,802
Banca Mediolanum SpA	8,172	89,751
†Banca Monte dei Paschi di Siena SpA	14,156	64,143
Banca Popolare di Sondrio SPA	31,179	233,444
Banco BPM SpA	113,019	752,068
Banco di Desio e della Brianza SpA	4,685	23,604
Biesse SpA	1,326	17,739
BPER Banca	87,370	412,855
Brembo SpA	7,274	93,150
Brunello Cucinelli SpA	2,373	271,372
Buzzi SpA	6,136	240,962
Carel Industries SpA	2,643	58,026
Cementir Holding NV	2,477	28,006
†CIR SpA-Compagnie Industriali	42,425	24,533
Credito Emiliano SpA	7,868	78,687
Danieli & C Officine Meccaniche SpA	3,470	98,588
Datalogic SpA	1,618	10,020
Davide Campari-Milano NV	4,307	43,279
De' Longhi SpA	2,087	72,185
DiaSorin SpA	351	33,892
†Digital Bros SpA	331	2,900
Digital Value SpA	184	11,037
doValue SpA	3,693	8,466
Elica SpA	3,193	6,717
Emak SpA	9,453	11,524
Enav SpA	7,019	29,381
Enel SpA	142,329	939,582
Eni SpA	81,248	1,283,962
ERG SpA	501	12,583
Esprinet SpA	1,533	8,898
Ferrari NV	1,901	828,561
FinecoBank Banca Fineco SpA	17,655	264,469
Gefran SpA	845	7,457
†Geox SpA	789	571
Gruppo MutuiOnline SpA	912	36,847
Hera SpA	46,718	164,612
IMMSI SpA	4,790	2,842
Infrastrutture Wireless Italiane SpA	3,812	43,305
Interpump Group SpA	1,007	49,095
Intesa Sanpaolo SpA	168,838	612,573
Iren SpA	40,187	82,116
Italgas SpA	26,577	154,832
†Iveco Group NV	13,612	202,657
LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Leonardo SpA	13,348	$335,243
LU-VE SpA	721	17,968
Maire Tecnimont SpA	9,843	77,148
Mediobanca Banca di Credito Finanziario SpA	26,145	389,532
MFE-MediaForEurope NV Class A	18,173	47,152
MFE-MediaForEurope NV Class B	6,267	21,744
Moncler SpA	4,003	298,763
†Newlat Food SpA	1,500	9,985
†Nexi SpA	27,909	176,864
Orsero SpA	801	12,375
OVS SpA	14,491	38,084
Pharmanutra SpA	227	13,959
Piaggio & C SpA	13,390	42,355
Pirelli & C SpA	24,241	148,441
Poste Italiane SpA	16,168	202,424
Prysmian SpA	4,376	228,451
RAI Way SpA	7,667	42,929
Recordati Industria Chimica e Farmaceutica SpA	2,190	121,064
Reply SpA	676	95,685
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	14,795
†Sabaf SpA	510	9,838
†Safilo Group SpA	2,772	3,595
Salvatore Ferragamo SpA	2,493	30,312
Sanlorenzo SpA	298	13,551
Saras SpA	52,213	99,817
Sesa SpA	667	73,758
Snam SpA	23,121	109,155
SOL SpA	1,655	59,189
†Spaxs SpA	2,590	13,580
Technogym SpA	8,664	85,994
†Telecom Italia SpA	1,133,859	276,619
Terna - Rete Elettrica Nazionale	26,385	218,045
UniCredit SpA	29,868	1,133,447
Unieuro SpA	1,596	15,213
Unipol Gruppo SpA	32,825	275,019
UnipolSai Assicurazioni SpA	22,858	66,188
Webuild SpA	8,251	19,957
Zignago Vetro SpA	1,349	19,298
		13,725,805
Japan–23.00%
&Do Holdings Co. Ltd.	1,500	12,406
77 Bank Ltd.	4,800	127,626
A&D HOLON Holdings Co. Ltd.	2,600	49,808
AB&Company Co. Ltd.	1,700	10,601
ABC-Mart, Inc.	2,500	47,339
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Access Co. Ltd.	3,100	$35,612
Achilles Corp.	800	8,096
Adastria Co. Ltd.	1,600	40,534
ADEKA Corp.	6,100	128,222
Ad-sol Nissin Corp.	1,300	14,410
Advan Group Co. Ltd.	1,400	10,617
Advantest Corp.	12,800	566,099
Adventure, Inc.	300	7,263
Aeon Co. Ltd.	12,600	298,312
Aeon Delight Co. Ltd.	1,500	34,780
Aeon Fantasy Co. Ltd.	1,000	15,696
Aeon Hokkaido Corp.	2,300	14,236
Aeon Mall Co. Ltd.	4,400	51,795
AGC, Inc.	8,900	322,300
Agro-Kanesho Co. Ltd.	800	6,622
Ahresty Corp.	1,900	10,367
Ai Holdings Corp.	2,000	32,078
Aica Kogyo Co. Ltd.	2,800	68,289
Aichi Financial Group, Inc.	2,698	46,927
Aichi Steel Corp.	1,200	30,480
Aichi Tokei Denki Co. Ltd.	1,500	23,950
Ain Holdings, Inc.	2,300	82,729
Air Water, Inc.	13,900	216,746
Airport Facilities Co. Ltd.	2,700	10,862
Airtrip Corp.	1,500	16,142
Aisan Industry Co. Ltd.	2,000	22,183
Aisin Corp.	6,800	276,573
Ajinomoto Co., Inc.	5,100	189,742
†Akebono Brake Industry Co. Ltd.	7,100	6,754
Akita Bank Ltd.	1,500	20,472
Albis Co. Ltd.	600	10,801
Alconix Corp.	2,700	25,595
Alfresa Holdings Corp.	9,800	141,970
Alinco, Inc.	2,100	14,358
Alleanza Holdings Co. Ltd.	1,600	11,013
Alpen Co. Ltd.	2,200	29,168
Alpha Systems, Inc.	700	15,005
†AlphaPolis Co. Ltd.	600	8,090
Alps Alpine Co. Ltd.	18,024	141,151
Alps Logistics Co. Ltd.	1,100	20,295
Altech Corp.	1,980	35,760
Amada Co. Ltd.	18,700	213,028
Amano Corp.	3,800	96,694
Amiyaki Tei Co. Ltd.	300	10,305
Amvis Holdings, Inc.	2,900	48,563
ANA Holdings, Inc.	3,100	64,711
Anest Iwata Corp.	1,300	11,542
Anicom Holdings, Inc.	8,900	33,629
Anritsu Corp.	8,100	65,386
AOKI Holdings, Inc.	3,000	22,136
Aoyama Trading Co. Ltd.	3,400	37,598
Aoyama Zaisan Networks Co. Ltd.	1,300	11,027
Aozora Bank Ltd.	6,700	108,369
LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Arakawa Chemical Industries Ltd.	1,000	$7,656
Arata Corp.	2,200	46,651
ARCLANDS Corp.	4,918	57,373
Arcs Co. Ltd.	3,600	74,197
ARE Holdings, Inc.	6,600	83,666
Arealink Co. Ltd.	700	12,425
Argo Graphics, Inc.	800	22,434
Arisawa Manufacturing Co. Ltd.	1,500	11,157
Artience Co. Ltd.	3,300	63,851
As One Corp.	3,600	62,830
Asahi Co. Ltd.	1,900	16,693
Asahi Group Holdings Ltd.	6,500	238,050
Asahi Intecc Co. Ltd.	4,700	82,028
Asahi Kasei Corp.	52,500	383,918
Asahi Net, Inc.	1,400	5,873
Asahi Yukizai Corp.	1,500	51,922
Asanuma Corp.	1,000	26,291
Asia Pile Holdings Corp.	1,700	9,298
Asics Corp.	4,600	215,931
ASKUL Corp.	2,000	29,066
Astellas Pharma, Inc.	12,300	132,035
Astena Holdings Co. Ltd.	2,300	7,384
Aucnet, Inc.	1,200	19,215
Autobacs Seven Co. Ltd.	5,600	58,393
Avant Group Corp.	2,000	16,990
Avantia Co. Ltd.	1,400	7,935
Awa Bank Ltd.	2,500	45,828
Axial Retailing, Inc.	6,400	43,335
Azbil Corp.	1,600	44,064
AZ-Com Maruwa Holdings, Inc.	3,100	27,707
Bandai Namco Holdings, Inc.	14,400	266,159
Bando Chemical Industries Ltd.	4,300	53,203
Bank of Iwate Ltd.	1,400	23,657
Bank of Kochi Ltd.	500	3,495
Bank of Nagoya Ltd.	700	29,918
Bank of Saga Ltd.	1,500	20,898
Bank of the Ryukyus Ltd.	3,500	27,444
Bank of Toyama Ltd.	500	6,553
Base Co. Ltd.	600	13,912
BayCurrent Consulting, Inc.	4,400	86,093
Beauty Garage, Inc.	1,200	18,074
Beenos, Inc.	2,500	34,219
Belc Co. Ltd.	900	41,260
Bell System24 Holdings, Inc.	3,000	31,015
Belluna Co. Ltd.	3,800	15,413
†Bengo4.com, Inc.	600	13,199
Bic Camera, Inc.	6,700	56,696
BIPROGY, Inc.	4,100	121,418
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bourbon Corp.	500	$7,990
Br Holdings Corp.	2,000	4,954
BrainPad, Inc.	900	7,985
Bridgestone Corp.	16,300	720,460
Brother Industries Ltd.	11,000	203,389
Bull-Dog Sauce Co. Ltd.	1,000	13,668
Bunka Shutter Co. Ltd.	4,300	48,204
Business Brain Showa-Ota, Inc.	700	9,956
C Uyemura & Co. Ltd.	500	33,855
Calbee, Inc.	4,000	90,157
Canon Electronics, Inc.	1,900	30,700
Canon Marketing Japan, Inc.	3,000	88,149
Canon, Inc.	10,100	300,305
Capcom Co. Ltd.	10,400	194,150
Careerlink Co. Ltd.	700	11,329
Carlit Holdings Co. Ltd.	2,400	16,853
Carta Holdings, Inc.	500	5,169
Casa, Inc.	2,700	14,715
Casio Computer Co. Ltd.	7,900	68,051
Cawachi Ltd.	1,200	20,912
CellSource Co. Ltd.	600	5,894
Celsys, Inc.	1,900	10,957
Central Glass Co. Ltd.	2,700	50,779
Central Japan Railway Co.	7,500	185,890
Central Security Patrols Co. Ltd.	900	15,672
Central Sports Co. Ltd.	600	9,893
Ceres, Inc.	1,000	11,514
Change Holdings, Inc.	3,100	26,130
Charm Care Corp. KK	3,000	32,660
Chiba Bank Ltd.	18,200	151,186
Chiba Kogyo Bank Ltd.	4,900	33,923
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	28,485
†Chiyoda Corp.	7,600	20,132
Chori Co. Ltd.	700	15,583
Chubu Electric Power Co., Inc.	10,800	140,868
Chubu Shiryo Co. Ltd.	1,700	13,308
Chuetsu Pulp & Paper Co. Ltd.	800	9,956
Chugai Pharmaceutical Co. Ltd.	10,000	380,896
Chugin Financial Group, Inc.	12,500	106,107
Chugoku Electric Power Co., Inc.	14,600	109,756
Chugoku Marine Paints Ltd.	2,700	39,542
CI Takiron Corp.	4,000	17,757
Citizen Watch Co. Ltd.	18,600	122,010
CKD Corp.	4,200	83,650
CK-San-Etsu Co. Ltd.	700	17,918
LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
CMK Corp.	8,100	$32,907
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	139,546
Colowide Co. Ltd.	6,100	86,455
Computer Engineering & Consulting Ltd.	1,800	18,335
COMSYS Holdings Corp.	5,300	123,730
Comture Corp.	2,300	29,855
Concordia Financial Group Ltd.	37,469	187,914
Cosmo Energy Holdings Co. Ltd.	4,800	240,095
Cosmos Pharmaceutical Corp.	700	66,287
Cota Co. Ltd.	1,064	10,424
CRE, Inc.	500	4,700
Create Restaurants Holdings, Inc.	9,400	64,020
Create SD Holdings Co. Ltd.	1,800	39,120
Creek & River Co. Ltd.	1,100	14,300
Cresco Ltd.	900	12,723
CTI Engineering Co. Ltd.	1,000	33,888
CTS Co. Ltd.	2,700	14,073
Curves Holdings Co. Ltd.	3,600	18,930
CyberAgent, Inc.	11,300	81,962
Cybozu, Inc.	2,000	23,187
Dai Nippon Toryo Co. Ltd.	2,000	15,471
Daicel Corp.	22,600	222,372
Dai-Dan Co. Ltd.	2,800	44,392
Daido Metal Co. Ltd.	3,800	16,819
Daido Steel Co. Ltd.	11,000	127,054
Daifuku Co. Ltd.	6,000	143,044
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	20,295
Daihen Corp.	1,400	86,841
Daiho Corp.	1,000	22,790
Daiichi Jitsugyo Co. Ltd.	1,800	25,161
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	6,276
Dai-ichi Life Holdings, Inc.	11,500	292,476
Daiichi Sankyo Co. Ltd.	3,800	120,441
Daiichikosho Co. Ltd.	4,400	55,545
Daiken Medical Co. Ltd.	2,500	9,380
Daiki Aluminium Industry Co. Ltd.	3,000	24,257
Daikin Industries Ltd.	4,100	558,205
Daikokutenbussan Co. Ltd.	800	50,997
Daikyonishikawa Corp.	4,000	20,425
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	11,685
Daio Paper Corp.	6,400	49,465
Daiseki Co. Ltd.	2,100	51,120
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daishi Hokuetsu Financial Group, Inc.	3,050	$89,457
Daishinku Corp.	1,000	5,212
Daito Pharmaceutical Co. Ltd.	1,760	27,124
Daito Trust Construction Co. Ltd.	1,900	216,132
Daitron Co. Ltd.	800	18,681
Daiwa House Industry Co. Ltd.	18,600	551,316
Daiwa Securities Group, Inc.	36,000	272,533
Daiwabo Holdings Co. Ltd.	7,800	130,052
DCM Holdings Co. Ltd.	9,200	88,852
†DD GROUP Co. Ltd.	1,200	9,909
Dear Life Co. Ltd.	2,300	15,862
Denka Co. Ltd.	5,500	85,563
Denso Corp.	17,500	333,515
Dentsu Group, Inc.	5,100	141,161
Dentsu Soken, Inc.	1,800	58,621
Dexerials Corp.	4,100	177,672
†Diamond Electric Holdings Co. Ltd.	700	3,394
DIC Corp.	7,400	141,029
Digital Arts, Inc.	900	25,713
Digital Hearts Holdings Co. Ltd.	1,000	6,295
Digital Information Technologies Corp.	1,900	22,504
Dip Corp.	3,200	58,386
Direct Marketing MiX, Inc.	1,500	3,121
Disco Corp.	1,700	619,785
DKS Co. Ltd.	600	14,150
DMG Mori Co. Ltd.	9,200	241,942
Double Standard, Inc.	1,200	14,507
Doutor Nichires Holdings Co. Ltd.	2,900	39,330
Dowa Holdings Co. Ltd.	4,900	168,383
DTS Corp.	2,200	57,333
DyDo Group Holdings, Inc.	1,200	21,641
Eagle Industry Co. Ltd.	2,500	30,073
East Japan Railway Co.	7,500	143,653
EAT&HOLDINGS Co. Ltd.	1,400	18,672
Ebara Corp.	4,300	388,727
Ebara Foods Industry, Inc.	500	9,483
Ebara Jitsugyo Co. Ltd.	1,200	28,181
Ebase Co. Ltd.	1,200	5,723
Eco's Co. Ltd.	1,500	22,671
EDION Corp.	6,600	66,314
EF-ON, Inc.	960	2,771
eGuarantee, Inc.	2,400	28,347
E-Guardian, Inc.	300	2,733
Ehime Bank Ltd.	2,500	18,546
Eidai Co. Ltd.	3,200	6,299
Eiken Chemical Co. Ltd.	2,300	29,855
LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Eisai Co. Ltd.	1,200	$49,394
Elan Corp.	1,800	10,880
Elecom Co. Ltd.	2,000	20,478
Electric Power Development Co. Ltd.	5,700	93,362
Elematec Corp.	1,500	18,916
EM Systems Co. Ltd.	1,900	8,911
En Japan, Inc.	2,200	38,541
Endo Lighting Corp.	1,600	15,928
ENEOS Holdings, Inc.	114,250	548,457
Enomoto Co. Ltd.	1,000	10,702
†eRex Co. Ltd.	2,300	10,468
ES-Con Japan Ltd.	1,800	12,057
ESPEC Corp.	1,500	29,677
Exedy Corp.	3,000	59,948
EXEO Group, Inc.	12,600	133,425
Ezaki Glico Co. Ltd.	3,500	97,569
F&M Co. Ltd.	600	8,161
FALCO HOLDINGS Co. Ltd.	900	13,811
Fancl Corp.	4,500	59,810
FANUC Corp.	3,700	103,144
Fast Retailing Co. Ltd.	2,700	833,115
†FDK Corp.	1,200	5,882
Feed One Co. Ltd.	1,840	11,790
Ferrotec Holdings Corp.	3,700	71,639
FIDEA Holdings Co. Ltd.	1,800	18,870
Financial Partners Group Co. Ltd.	2,500	35,044
FINDEX, Inc.	1,400	10,330
†Fintech Global, Inc.	20,000	11,362
First Bank of Toyama Ltd.	3,100	19,454
First Brothers Co. Ltd.	1,700	14,330
Fixstars Corp.	1,500	22,622
Food & Life Cos. Ltd.	7,600	145,519
Foster Electric Co. Ltd.	1,900	15,388
FP Corp.	3,900	70,655
France Bed Holdings Co. Ltd.	1,400	11,764
Freebit Co. Ltd.	2,700	27,307
F-Tech, Inc.	1,100	5,450
Fudo Tetra Corp.	1,890	25,520
Fuji Corp.	6,900	113,603
Fuji Corp. Ltd.	3,100	15,318
Fuji Electric Co. Ltd.	3,600	240,190
Fuji Kosan Co. Ltd.	800	9,814
Fuji Kyuko Co. Ltd.	2,000	51,592
Fuji Oil Co. Ltd.	6,500	20,138
Fuji Oil Holdings, Inc.	4,300	67,264
Fuji Pharma Co. Ltd.	700	7,519
Fuji Seal International, Inc.	2,700	35,315
Fuji Soft, Inc.	1,400	55,305
Fujibo Holdings, Inc.	1,300	37,442
Fujicco Co. Ltd.	1,300	16,299
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings Corp.	12,000	$268,569
Fujikura Composites, Inc.	1,400	12,975
Fujikura Ltd.	24,000	353,547
Fujimi, Inc.	2,400	54,776
Fujimori Kogyo Co. Ltd.	900	25,386
Fujisash Co. Ltd.	13,300	8,259
†Fujita Kanko, Inc.	400	19,263
Fujitsu General Ltd.	3,500	43,270
Fujitsu Ltd.	32,000	511,032
Fujiya Co. Ltd.	600	9,889
FuKoKu Co. Ltd.	1,800	21,998
Fukuda Corp.	400	14,797
Fukuda Denshi Co. Ltd.	1,400	63,813
Fukui Bank Ltd.	1,800	23,044
Fukui Computer Holdings, Inc.	1,100	18,748
Fukuoka Financial Group, Inc.	6,700	178,277
Fukushima Bank Ltd.	1,600	3,277
Fukushima Galilei Co. Ltd.	700	27,467
Fukuyama Transporting Co. Ltd.	2,400	56,679
FULLCAST Holdings Co. Ltd.	1,600	15,252
Funai Soken Holdings, Inc.	3,000	49,128
Furukawa Battery Co. Ltd.	2,300	15,361
Furukawa Co. Ltd.	3,300	39,544
Furukawa Electric Co. Ltd.	5,600	117,749
Furuno Electric Co. Ltd.	2,500	40,296
Furuya Metal Co. Ltd.	600	44,392
Furyu Corp.	2,700	22,491
Fuso Chemical Co. Ltd.	1,900	57,673
Fuso Pharmaceutical Industries Ltd.	400	5,766
Futaba Industrial Co. Ltd.	7,100	55,016
Future Corp.	4,000	43,942
G-7 Holdings, Inc.	3,200	30,229
Gakken Holdings Co. Ltd.	2,200	13,487
Gakkyusha Co. Ltd.	900	12,515
Gecoss Corp.	900	6,807
Genki Sushi Co. Ltd.	800	16,753
Genky DrugStores Co. Ltd.	1,300	55,992
Geo Holdings Corp.	3,500	43,860
Gift Holdings, Inc.	2,200	51,011
†giftee, Inc.	1,900	16,781
Giken Ltd.	1,700	23,246
GLOBERIDE, Inc.	1,400	18,570
Glory Ltd.	4,300	80,870
GMO Financial Gate, Inc.	300	17,618
GMO Financial Holdings, Inc.	2,700	14,037
GMO GlobalSign Holdings KK	800	15,828
GMO Payment Gateway, Inc.	1,300	83,601
LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†GNI Group Ltd.	2,500	$49,627
Godo Steel Ltd.	1,200	45,264
Goldwin, Inc.	1,200	76,132
Golf Digest Online, Inc.	2,300	9,238
Greens Co. Ltd.	1,100	17,425
Gremz, Inc.	1,700	24,032
GS Yuasa Corp.	6,100	126,449
G-Tekt Corp.	1,700	23,740
Gunma Bank Ltd.	28,900	163,419
Gunze Ltd.	1,100	39,384
H.U. Group Holdings, Inc.	4,600	74,889
H2O Retailing Corp.	7,100	90,567
HABA Laboratories, Inc.	400	5,488
Hachijuni Bank Ltd.	27,678	186,220
Hagihara Industries, Inc.	1,300	14,015
Hagiwara Electric Holdings Co. Ltd.	1,200	35,117
Hakudo Co. Ltd.	1,100	18,239
Hakuhodo DY Holdings, Inc.	13,900	124,878
Hakuto Co. Ltd.	1,000	36,729
Halows Co. Ltd.	800	23,596
Hamakyorex Co. Ltd.	1,800	45,541
Hamamatsu Photonics KK	3,200	112,332
Hankyu Hanshin Holdings, Inc.	6,100	174,562
Hanwa Co. Ltd.	3,300	128,399
Happinet Corp.	800	16,013
Hard Off Corp. Co. Ltd.	2,100	23,319
Harima Chemicals Group, Inc.	1,400	8,545
Harmonic Drive Systems, Inc.	1,600	42,383
Haseko Corp.	20,600	253,996
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,559
Hazama Ando Corp.	13,100	101,768
Heiwa Corp.	4,700	61,474
Heiwa Real Estate Co. Ltd.	2,200	57,551
Heiwado Co. Ltd.	3,300	44,078
†Hino Motors Ltd.	22,300	74,407
Hioki EE Corp.	600	28,379
Hirakawa Hewtech Corp.	2,000	17,770
Hirano Tecseed Co. Ltd.	700	9,618
Hirata Corp.	700	35,929
Hirogin Holdings, Inc.	22,300	159,538
Hirose Electric Co. Ltd.	1,200	122,870
Hiroshima Gas Co. Ltd.	2,000	5,047
Hitachi Construction Machinery Co. Ltd.	5,000	150,218
Hitachi Ltd.	19,400	1,762,763
Hitachi Zosen Corp.	13,400	116,668
Hochiki Corp.	1,300	18,609
Hodogaya Chemical Co. Ltd.	400	9,446
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hogy Medical Co. Ltd.	1,600	$39,318
Hokkaido Coca-Cola Bottling Co. Ltd.	400	6,764
Hokkaido Electric Power Co., Inc.	9,500	51,730
Hokkaido Gas Co. Ltd.	800	13,349
Hokkan Holdings Ltd.	800	9,872
Hokko Chemical Industry Co. Ltd.	2,100	17,285
Hokkoku Financial Holdings, Inc.	1,900	62,379
Hokuetsu Corp.	9,600	117,447
Hokuetsu Industries Co. Ltd.	2,000	26,093
Hokuhoku Financial Group, Inc.	9,900	124,911
Hokuriku Electric Industry Co. Ltd.	1,300	11,903
Hokuriku Electric Power Co.	7,900	41,796
Hokuto Corp.	1,200	14,507
Honda Motor Co. Ltd.	75,000	923,256
Honda Motor Co. Ltd. ADR	1,162	43,261
H-One Co. Ltd.	800	3,668
Honeys Holdings Co. Ltd.	2,300	26,300
Honma Golf Ltd.	17,500	7,267
Hoosiers Holdings Co. Ltd.	2,900	20,996
Horiba Ltd.	2,500	258,208
Hoshizaki Corp.	1,500	54,528
Hosokawa Micron Corp.	1,200	37,614
House Foods Group, Inc.	2,400	48,767
Howa Machinery Ltd.	1,300	7,025
Hoya Corp.	5,000	622,110
HS Holdings Co. Ltd.	1,600	10,591
Hulic Co. Ltd.	14,900	152,563
Hyakugo Bank Ltd.	16,800	70,916
Hyakujushi Bank Ltd.	2,400	46,183
Ibiden Co. Ltd.	4,200	186,889
IBJ, Inc.	1,500	5,351
Ichibanya Co. Ltd.	1,000	7,901
Ichiken Co. Ltd.	800	13,191
Ichikoh Industries Ltd.	2,000	7,187
Ichinen Holdings Co. Ltd.	2,500	28,835
Ichiyoshi Securities Co. Ltd.	4,600	25,252
ID Holdings Corp.	1,100	10,980
IDEA Consultants, Inc.	700	10,783
Idec Corp.	2,000	35,209
Idemitsu Kosan Co. Ltd.	42,580	290,561
IDOM, Inc.	5,900	40,690
IHI Corp.	7,800	207,804
Iida Group Holdings Co. Ltd.	6,500	83,794
Iino Kaiun Kaisha Ltd.	6,900	57,295
I'll, Inc.	900	17,895
LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Imagica Group, Inc.	1,900	$8,472
Imura & Co. Ltd.	1,100	7,819
Imuraya Group Co. Ltd.	800	13,291
Inaba Denki Sangyo Co. Ltd.	2,500	57,802
Inaba Seisakusho Co. Ltd.	900	10,737
Inabata & Co. Ltd.	3,500	73,524
Inageya Co. Ltd.	400	3,689
I-NE Co. Ltd.	700	8,434
I-Net Corp.	1,100	16,531
Infocom Corp.	1,700	29,928
INFRONEER Holdings, Inc.	15,640	149,602
Innotech Corp.	3,400	44,763
Inpex Corp.	43,000	653,181
Insource Co. Ltd.	3,600	21,546
Intage Holdings, Inc.	500	5,215
Integrated Design & Engineering Holdings Co. Ltd.	1,300	37,013
Inter Action Corp.	900	7,705
Internet Initiative Japan, Inc.	6,400	119,160
Inui Global Logistics Co. Ltd.	1,200	8,434
I-PEX, Inc.	900	10,791
IPS, Inc.	600	9,948
IR Japan Holdings Ltd.	800	6,949
Iriso Electronics Co. Ltd.	1,400	27,930
ISB Corp.	1,100	9,933
Iseki & Co. Ltd.	2,300	15,528
Isetan Mitsukoshi Holdings Ltd.	8,400	135,949
Ishihara Sangyo Kaisha Ltd.	2,600	29,645
†Istyle, Inc.	6,900	23,656
Isuzu Motors Ltd.	29,500	397,348
ITmedia, Inc.	600	7,071
Ito En Ltd.	2,800	68,400
ITOCHU Corp.	10,000	427,005
Itochu Enex Co. Ltd.	6,000	61,712
Itochu-Shokuhin Co. Ltd.	300	14,229
Itoham Yonekyu Holdings, Inc.	2,480	65,039
Itoki Corp.	4,300	49,170
IwaiCosmo Holdings, Inc.	2,000	29,330
Iwaki Co. Ltd.	2,000	37,786
Iwatani Corp.	3,500	188,271
Iyogin Holdings, Inc.	19,400	149,556
Izumi Co. Ltd.	2,700	61,801
J Front Retailing Co. Ltd.	18,400	203,837
J Trust Co. Ltd.	7,800	22,671
JAC Recruitment Co. Ltd.	5,200	27,034
†Jade Group, Inc.	900	16,023
JANOME Corp.	1,000	4,525
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Airlines Co. Ltd.	6,300	$119,483
Japan Airport Terminal Co. Ltd.	1,800	70,975
Japan Aviation Electronics Industry Ltd.	2,700	44,126
†Japan Communications, Inc.	7,800	10,563
Japan Electronic Materials Corp.	1,200	21,054
Japan Elevator Service Holdings Co. Ltd.	5,100	83,080
Japan Exchange Group, Inc.	15,500	418,269
†Japan Hospice Holdings, Inc.	800	8,619
Japan Investment Adviser Co. Ltd.	1,400	9,581
Japan Lifeline Co. Ltd.	4,500	35,820
Japan Material Co. Ltd.	5,800	92,184
Japan Medical Dynamic Marketing, Inc.	1,400	6,696
Japan Post Holdings Co. Ltd.	24,100	242,385
Japan Post Insurance Co. Ltd.	5,200	99,256
Japan Property Management Center Co. Ltd.	1,500	12,128
Japan Pulp & Paper Co. Ltd.	800	27,322
Japan Securities Finance Co. Ltd.	4,600	50,595
Japan Steel Works Ltd.	2,400	53,317
Japan System Techniques Co. Ltd.	3,600	42,806
Japan Tobacco, Inc.	24,300	646,587
Japan Transcity Corp.	3,000	13,119
Japan Wool Textile Co. Ltd.	4,700	45,112
JBCC Holdings, Inc.	800	17,413
JCR Pharmaceuticals Co. Ltd.	1,400	7,917
JCU Corp.	2,100	53,201
JDC Corp.	4,600	16,136
Jeol Ltd.	3,000	123,583
JFE Holdings, Inc.	29,400	485,242
†JIG-SAW, Inc.	300	7,897
Jimoto Holdings, Inc.	1,930	7,611
JINS Holdings, Inc.	1,100	31,064
JINUSHI Co. Ltd.	700	11,223
JK Holdings Co. Ltd.	1,500	10,503
J-Lease Co. Ltd.	1,200	9,917
JM Holdings Co. Ltd.	800	14,475
JMS Co. Ltd.	1,500	5,212
†Joban Kosan Co. Ltd.	800	6,437
J-Oil Mills, Inc.	1,400	17,895
LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Joshin Denki Co. Ltd.	2,200	$33,440
Joyful Honda Co. Ltd.	3,900	56,034
JP-Holdings, Inc.	4,300	15,140
JSB Co. Ltd.	1,800	33,698
JSP Corp.	1,400	20,827
†JSR Corp.	1,800	51,486
JTEKT Corp.	14,100	132,589
Juki Corp.	2,600	9,807
Juroku Financial Group, Inc.	2,500	77,454
Justsystems Corp.	2,400	41,998
JVCKenwood Corp.	16,000	98,084
Kadokawa Corp.	1,800	31,510
Kadoya Sesame Mills, Inc.	300	7,541
Kaga Electronics Co. Ltd.	1,700	71,984
Kagome Co. Ltd.	2,600	62,896
Kajima Corp.	11,500	235,120
Kakaku.com, Inc.	7,500	90,790
Kakiyasu Honten Co. Ltd.	700	14,635
Kamakura Shinsho Ltd.	2,300	10,863
Kameda Seika Co. Ltd.	900	25,238
Kamei Corp.	1,600	21,773
Kamigumi Co. Ltd.	5,000	109,823
Kanaden Corp.	1,100	10,980
Kanagawa Chuo Kotsu Co. Ltd.	400	8,297
Kanamic Network Co. Ltd.	1,800	6,278
Kanamoto Co. Ltd.	2,500	44,557
Kandenko Co. Ltd.	9,600	109,267
Kaneka Corp.	3,800	94,259
Kaneko Seeds Co. Ltd.	900	8,484
Kanematsu Corp.	6,800	115,669
Kanro, Inc.	1,300	21,194
Kansai Electric Power Co., Inc.	14,000	198,745
Kansai Paint Co. Ltd.	4,100	58,461
Kanto Denka Kogyo Co. Ltd.	4,200	27,883
Kao Corp.	5,300	198,024
†Kappa Create Co. Ltd.	1,000	10,629
†Kasai Kogyo Co. Ltd.	2,600	4,208
Katitas Co. Ltd.	4,100	53,329
Kato Sangyo Co. Ltd.	2,100	62,842
Kato Works Co. Ltd.	400	4,003
Kawada Technologies, Inc.	1,800	38,704
Kawai Musical Instruments Manufacturing Co. Ltd.	500	11,841
Kawasaki Heavy Industries Ltd.	9,100	297,863
KDDI Corp.	36,700	1,083,205
KeePer Technical Laboratory Co. Ltd.	700	22,936
Keihan Holdings Co. Ltd.	3,000	66,389
Keihanshin Building Co. Ltd.	1,600	16,224
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Keikyu Corp.	8,000	$73,405
Keio Corp.	3,000	82,065
Keisei Electric Railway Co. Ltd.	2,500	101,301
KEIWA, Inc.	1,000	7,498
Keiyo Bank Ltd.	9,000	44,887
Kenko Mayonnaise Co. Ltd.	1,500	19,897
Kewpie Corp.	5,400	100,042
Keyence Corp.	1,700	787,112
KFC Holdings Japan Ltd.	1,400	40,461
KFC Ltd.	1,300	12,856
KH Neochem Co. Ltd.	2,400	36,227
Kibun Foods, Inc.	2,200	18,079
Kikkoman Corp.	7,000	89,523
Kimura Unity Co. Ltd.	2,000	22,394
King Jim Co. Ltd.	1,800	10,606
Kintetsu Department Store Co. Ltd.	700	10,941
Kintetsu Group Holdings Co. Ltd.	3,100	90,104
Kirin Holdings Co. Ltd.	9,800	136,079
Ki-Star Real Estate Co. Ltd.	600	14,804
Kitagawa Corp.	600	6,548
Kita-Nippon Bank Ltd.	400	6,476
Kitz Corp.	5,100	45,616
Kiyo Bank Ltd.	5,100	62,428
†KNT-CT Holdings Co. Ltd.	700	6,266
Koa Corp.	2,000	19,355
Koatsu Gas Kogyo Co. Ltd.	2,000	11,838
Kobayashi Pharmaceutical Co. Ltd.	1,200	38,882
Kobe Bussan Co. Ltd.	4,800	117,574
Kobe Electric Railway Co. Ltd.	500	9,248
Kobe Steel Ltd.	22,700	306,505
Koei Tecmo Holdings Co. Ltd.	4,300	45,690
Kohnan Shoji Co. Ltd.	1,900	54,723
Kohsoku Corp.	800	12,086
Koito Manufacturing Co. Ltd.	9,800	131,741
Kojima Co. Ltd.	3,000	16,171
Kokuyo Co. Ltd.	3,000	48,920
Komatsu Ltd.	28,700	846,136
KOMEDA Holdings Co. Ltd.	3,200	56,948
Komehyo Holdings Co. Ltd.	1,100	27,903
Komeri Co. Ltd.	3,000	68,272
Konaka Co. Ltd.	2,400	6,405
Konami Group Corp.	2,600	176,391
Kondotec, Inc.	2,100	17,368
Konica Minolta, Inc.	33,200	108,276
Konishi Co. Ltd.	5,000	50,634
Konoike Transport Co. Ltd.	2,700	37,705
LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konoshima Chemical Co. Ltd.	1,400	$14,372
Kosaido Holdings Co. Ltd.	5,000	21,634
Kose Corp.	600	32,057
Koshidaka Holdings Co. Ltd.	1,500	9,265
Kotobuki Spirits Co. Ltd.	5,500	68,886
Kozo Keikaku Engineering, Inc.	500	13,228
KPP Group Holdings Co. Ltd.	3,400	16,643
Krosaki Harima Corp.	2,000	46,307
KRS Corp.	1,200	9,195
K's Holdings Corp.	14,100	121,086
KU Holdings Co. Ltd.	1,500	11,435
Kubota Corp.	11,200	175,088
Kumagai Gumi Co. Ltd.	2,800	76,113
Kumiai Chemical Industry Co. Ltd.	4,770	25,996
Kurabo Industries Ltd.	800	18,338
Kuraray Co. Ltd.	23,800	253,989
Kureha Corp.	4,200	75,577
Kurimoto Ltd.	800	20,848
Kurita Water Industries Ltd.	4,500	185,910
Kuriyama Holdings Corp.	1,400	12,393
Kusuri No. Aoki Holdings Co. Ltd.	3,300	67,971
KYB Corp.	1,500	50,733
Kyodo Printing Co. Ltd.	400	9,037
Kyoei Steel Ltd.	2,300	35,781
Kyokuto Boeki Kaisha Ltd.	1,400	19,246
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	38,850
Kyokuyo Co. Ltd.	1,000	24,442
Kyorin Pharmaceutical Co. Ltd.	3,000	36,009
KYORITSU Co. Ltd.	3,400	4,133
Kyoritsu Maintenance Co. Ltd.	5,000	114,282
Kyosan Electric Manufacturing Co. Ltd.	4,100	14,003
Kyoto Financial Group, Inc.	9,100	163,599
Kyowa Kirin Co. Ltd.	2,400	43,044
Kyudenko Corp.	3,500	144,758
Kyushu Electric Power Co., Inc.	14,600	130,684
Kyushu Financial Group, Inc.	27,400	201,726
Kyushu Railway Co.	5,300	120,719
LA Holdings Co. Ltd.	1,000	31,840
LAC Co. Ltd.	800	4,275
Lacto Japan Co. Ltd.	500	7,772
Lasertec Corp.	1,400	397,027
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lawson, Inc.	2,100	$143,371
LEC, Inc.	1,800	13,662
Leopalace21 Corp.	18,500	62,082
Life Corp.	1,800	46,076
Lifedrink Co., Inc.	800	25,895
LIFULL Co. Ltd.	5,900	6,548
LIKE, Inc.	2,300	25,312
Linical Co. Ltd.	1,000	2,609
Link & Motivation, Inc.	1,400	5,013
Lintec Corp.	3,400	69,851
Lion Corp.	13,300	118,785
LITALICO, Inc.	2,400	33,230
Lixil Corp.	18,100	222,514
Loadstar Capital KK	1,000	18,146
Look Holdings, Inc.	1,700	29,501
LY Corp.	34,500	87,173
M&A Capital Partners Co. Ltd.	1,200	17,701
M3, Inc.	9,400	134,685
Mabuchi Motor Co. Ltd.	6,600	119,919
Macnica Holdings, Inc.	3,900	190,028
Macromill, Inc.	3,300	16,851
Maeda Kosen Co. Ltd.	900	21,522
Maezawa Industries, Inc.	2,700	19,441
Makino Milling Machine Co. Ltd.	2,600	107,689
Makita Corp.	5,700	160,969
Management Solutions Co. Ltd.	800	11,161
Mandom Corp.	3,400	29,939
Mani, Inc.	2,800	36,494
MarkLines Co. Ltd.	1,600	35,725
Marubeni Corp.	15,000	258,670
Marubun Corp.	2,400	24,051
Marudai Food Co. Ltd.	1,600	17,080
Maruha Nichiro Corp.	3,300	64,450
Marui Group Co. Ltd.	6,800	108,729
MARUKA FURUSATO Corp.	1,261	18,351
Marumae Co. Ltd.	700	9,711
Maruwa Co. Ltd.	500	104,208
Maruzen CHI Holdings Co. Ltd.	2,600	5,685
Maruzen Showa Unyu Co. Ltd.	800	24,468
Marvelous, Inc.	2,500	11,445
Matching Service Japan Co. Ltd.	900	6,843
Matsuda Sangyo Co. Ltd.	800	12,953
Matsui Securities Co. Ltd.	10,000	54,499
MatsukiyoCocokara & Co.	4,260	68,228
Matsuoka Corp.	1,600	16,552
Max Co. Ltd.	800	16,805
Maxell Ltd.	4,900	51,208
Maxvalu Tokai Co. Ltd.	500	10,173
LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mazda Motor Corp.	32,300	$375,852
McDonald's Holdings Co. Japan Ltd.	2,100	94,332
MCJ Co. Ltd.	5,000	44,226
Mebuki Financial Group, Inc.	63,390	207,657
MEC Co. Ltd.	500	13,294
Media Do Co. Ltd.	300	2,957
Medical Data Vision Co. Ltd.	2,900	11,456
Medical System Network Co. Ltd.	4,100	17,551
Medipal Holdings Corp.	9,600	146,556
Medius Holdings Co. Ltd.	1,600	8,191
MedPeer, Inc.	900	4,120
Megachips Corp.	1,500	38,149
Megmilk Snow Brand Co. Ltd.	3,500	62,056
Meidensha Corp.	3,100	58,199
Meiji Electric Industries Co. Ltd.	1,100	11,118
MEIJI Holdings Co. Ltd.	8,400	183,115
Meiko Electronics Co. Ltd.	2,400	84,661
MEITEC Group Holdings, Inc.	5,700	109,930
Meiwa Corp.	2,500	10,834
Melco Holdings, Inc.	1,000	23,913
Members Co. Ltd.	800	4,746
Menicon Co. Ltd.	5,400	55,309
†Mercari, Inc.	5,500	70,067
METAWATER Co. Ltd.	2,000	29,343
Micronics Japan Co. Ltd.	1,500	81,748
Midac Holdings Co. Ltd.	800	8,355
Mie Kotsu Group Holdings, Inc.	2,500	10,140
Mikuni Corp.	1,600	5,073
Milbon Co. Ltd.	1,600	33,569
MIMAKI ENGINEERING Co. Ltd.	2,700	20,779
Mimasu Semiconductor Industry Co. Ltd.	1,200	24,257
MINEBEA MITSUMI, Inc.	12,032	234,552
Ministop Co. Ltd.	1,700	16,991
Mirait One Corp.	7,600	93,456
Mirarth Holdings, Inc.	9,900	32,503
Miroku Jyoho Service Co. Ltd.	900	10,624
MISUMI Group, Inc.	5,900	81,905
Mitani Corp.	2,400	29,425
Mitsuba Corp.	2,400	25,858
Mitsubishi Chemical Group Corp.	95,900	582,381
Mitsubishi Corp.	35,700	821,397
Mitsubishi Electric Corp.	19,500	324,807
Mitsubishi Estate Co. Ltd.	13,700	248,425
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	10,800	$180,571
Mitsubishi Heavy Industries Ltd.	28,000	252,477
Mitsubishi Logisnext Co. Ltd.	3,300	39,893
Mitsubishi Logistics Corp.	3,300	106,599
Mitsubishi Materials Corp.	7,400	138,829
Mitsubishi Motors Corp.	42,300	138,457
Mitsubishi Paper Mills Ltd.	2,100	8,254
Mitsubishi Research Institute, Inc.	1,000	32,666
Mitsubishi Shokuhin Co. Ltd.	1,200	43,995
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,751
Mitsubishi UFJ Financial Group, Inc.	158,500	1,607,197
Mitsuboshi Belting Ltd.	600	18,371
Mitsui Chemicals, Inc.	7,700	225,130
Mitsui DM Sugar Holdings Co. Ltd.	1,200	24,653
Mitsui E&S Co. Ltd.	6,300	79,197
Mitsui Fudosan Co. Ltd.	30,300	324,957
Mitsui High-Tec, Inc.	1,800	101,879
Mitsui Mining & Smelting Co. Ltd.	4,200	128,153
Mitsui-Soko Holdings Co. Ltd.	1,600	49,306
Mitsuuroko Group Holdings Co. Ltd.	1,200	11,177
Miura Co. Ltd.	2,500	48,281
Miyazaki Bank Ltd.	900	17,087
Miyoshi Oil & Fat Co. Ltd.	1,500	12,693
Mizuho Financial Group, Inc.	31,070	613,272
Mizuno Corp.	1,700	70,749
Mochida Pharmaceutical Co. Ltd.	1,400	29,548
Modec, Inc.	800	16,092
Monex Group, Inc.	9,300	54,923
Monogatari Corp.	2,700	82,759
MonotaRO Co. Ltd.	7,600	91,122
MORESCO Corp.	700	6,529
Morinaga & Co. Ltd.	6,000	102,814
Morinaga Milk Industry Co. Ltd.	6,400	130,765
Moriroku Holdings Co. Ltd.	1,700	29,142
Morita Holdings Corp.	3,000	32,402
Morozoff Ltd.	200	5,595
Mory Industries, Inc.	200	8,231
MrMax Holdings Ltd.	2,600	10,786
MS&AD Insurance Group Holdings, Inc.	17,400	306,264
Mugen Estate Co. Ltd.	2,200	22,817
LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
m-up Holdings, Inc.	1,600	$12,335
Murata Manufacturing Co. Ltd.	26,100	488,707
Musashi Seimitsu Industry Co. Ltd.	4,800	53,365
Musashino Bank Ltd.	2,100	40,535
Nabtesco Corp.	4,600	76,864
NAC Co. Ltd.	4,800	16,901
Nachi-Fujikoshi Corp.	1,300	29,670
Nafco Co. Ltd.	1,600	27,269
Nagano Keiki Co. Ltd.	1,200	17,836
Nagase & Co. Ltd.	9,200	154,215
Nagase Brothers, Inc.	800	10,247
Nagatanien Holdings Co. Ltd.	1,000	14,725
Nagawa Co. Ltd.	300	15,061
Nagoya Railroad Co. Ltd.	6,500	90,664
Nakabayashi Co. Ltd.	2,100	7,394
Nakamoto Packs Co. Ltd.	800	8,693
Nakamuraya Co. Ltd.	500	10,173
Nakanishi, Inc.	3,300	51,621
Nakayama Steel Works Ltd.	3,400	21,000
Namura Shipbuilding Co. Ltd.	3,600	47,562
Nankai Electric Railway Co. Ltd.	4,400	90,221
Nanto Bank Ltd.	2,300	46,340
Natori Co. Ltd.	700	9,775
NEC Corp.	3,300	240,121
NEC Networks & System Integration Corp.	4,400	72,839
NET One Systems Co. Ltd.	7,300	128,321
Nexon Co. Ltd.	2,300	38,136
Nextage Co. Ltd.	4,100	77,677
†NexTone, Inc.	400	3,528
NGK Insulators Ltd.	19,200	257,598
NH Foods Ltd.	6,500	217,311
NHK Spring Co. Ltd.	15,200	150,514
Nichias Corp.	4,300	114,616
Nichiban Co. Ltd.	600	7,737
Nichicon Corp.	4,500	37,872
Nichiden Corp.	1,300	22,766
Nichiha Corp.	2,000	45,052
Nichirei Corp.	8,100	217,669
Nichirin Co. Ltd.	1,300	31,817
NIDEC Corp.	2,300	94,565
Nifco, Inc.	5,600	140,129
Nihon Chouzai Co. Ltd.	800	8,255
Nihon Dempa Kogyo Co. Ltd.	1,300	11,611
Nihon Denkei Co. Ltd.	1,200	19,144
Nihon Flush Co. Ltd.	2,200	14,039
Nihon House Holdings Co. Ltd.	2,600	5,977
Nihon Kohden Corp.	2,300	60,911
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon M&A Center Holdings, Inc.	20,200	$128,088
Nihon Nohyaku Co. Ltd.	2,400	12,683
Nihon Plast Co. Ltd.	1,900	6,903
Nihon Yamamura Glass Co. Ltd.	1,000	11,012
Nikkiso Co. Ltd.	6,300	51,356
Nikko Co. Ltd.	2,100	10,543
Nikkon Holdings Co. Ltd.	4,500	86,608
Nikon Corp.	16,700	168,236
Nintendo Co. Ltd.	12,300	671,064
Nippn Corp.	4,800	73,563
Nippon Air Conditioning Services Co. Ltd.	1,800	10,713
Nippon Carbide Industries Co., Inc.	800	9,528
Nippon Carbon Co. Ltd.	1,000	34,945
Nippon Chemical Industrial Co. Ltd.	600	9,326
†Nippon Chemi-Con Corp.	2,100	19,782
Nippon Coke & Engineering Co. Ltd.	18,200	15,509
Nippon Concept Corp.	800	9,808
Nippon Concrete Industries Co. Ltd.	2,600	6,801
Nippon Denko Co. Ltd.	13,700	28,689
Nippon Electric Glass Co. Ltd.	6,600	168,335
NIPPON EXPRESS HOLDINGS, Inc.	4,700	239,347
Nippon Gas Co. Ltd.	8,700	145,776
Nippon Kayaku Co. Ltd.	10,600	90,574
Nippon Kodoshi Corp.	800	9,766
Nippon Light Metal Holdings Co. Ltd.	4,270	50,491
Nippon Paint Holdings Co. Ltd.	5,200	37,253
Nippon Paper Industries Co. Ltd.	8,500	65,639
Nippon Parking Development Co. Ltd.	13,600	18,148
Nippon Pillar Packing Co. Ltd.	1,300	52,556
Nippon Rietec Co. Ltd.	700	6,192
Nippon Road Co. Ltd.	1,500	18,619
Nippon Sanso Holdings Corp.	7,500	234,195
Nippon Seisen Co. Ltd.	1,000	8,733
Nippon Sharyo Ltd.	1,700	26,615
†Nippon Sheet Glass Co. Ltd.	6,100	20,793
Nippon Shinyaku Co. Ltd.	2,400	71,138
Nippon Shokubai Co. Ltd.	10,800	105,268
Nippon Signal Company Ltd.	3,400	23,066
LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Soda Co. Ltd.	2,100	$83,789
Nippon Steel Corp.	24,510	587,573
Nippon Telegraph & Telephone Corp.	305,000	362,664
Nippon Thompson Co. Ltd.	6,000	25,287
Nippon Yakin Kogyo Co. Ltd.	1,540	48,932
Nipro Corp.	11,100	87,917
Nishimatsu Construction Co. Ltd.	2,300	66,016
Nishimatsuya Chain Co. Ltd.	3,100	49,291
Nishimoto Co. Ltd.	600	23,662
Nishi-Nippon Financial Holdings, Inc.	9,600	119,794
Nishi-Nippon Railroad Co. Ltd.	3,400	55,297
Nishio Holdings Co. Ltd.	2,000	50,997
Nissan Chemical Corp.	3,400	128,359
Nissan Motor Co. Ltd.	54,400	214,610
Nissei ASB Machine Co. Ltd.	1,000	34,152
Nissei Plastic Industrial Co. Ltd.	1,500	11,603
Nissha Co. Ltd.	3,400	33,757
Nisshin Oillio Group Ltd.	2,700	90,428
Nisshin Seifun Group, Inc.	7,300	100,400
Nisshinbo Holdings, Inc.	11,768	94,335
Nissin Corp.	1,000	18,820
Nissin Foods Holdings Co. Ltd.	2,100	57,848
Nisso Holdings Co. Ltd.	2,200	11,932
Nissui Corp.	26,600	166,492
Niterra Co. Ltd.	9,300	307,604
Nitori Holdings Co. Ltd.	1,800	271,344
Nitto Denko Corp.	4,700	427,682
Nitto Fuji Flour Milling Co. Ltd.	600	21,046
Nitto Kogyo Corp.	2,100	57,640
Nitto Seiko Co. Ltd.	3,100	13,004
Nittoc Construction Co. Ltd.	3,400	26,076
Nittoku Co. Ltd.	500	6,510
Noevir Holdings Co. Ltd.	1,200	41,142
NOF Corp.	7,500	102,309
Nohmi Bosai Ltd.	2,100	31,310
Nojima Corp.	5,900	65,595
Nomura Holdings, Inc.	40,300	256,687
Nomura Holdings, Inc. ADR	14,889	95,587
Nomura Real Estate Holdings, Inc.	4,300	121,092
Nomura Research Institute Ltd.	5,420	152,417
Noritake Co. Ltd.	1,000	27,745
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Noritz Corp.	2,000	$22,856
North Pacific Bank Ltd.	25,100	72,955
NPR-RIKEN Corp.	816	16,602
NS Solutions Corp.	1,100	35,787
NS United Kaiun Kaisha Ltd.	700	21,803
NSD Co. Ltd.	5,200	100,235
NSK Ltd.	22,100	125,639
NSW, Inc.	1,500	30,866
NTN Corp.	36,600	75,966
NTT Data Group Corp.	13,800	218,286
Obara Group, Inc.	900	22,562
Obayashi Corp.	21,400	253,540
OBIC Business Consultants Co. Ltd.	400	18,721
Obic Co. Ltd.	400	60,285
Odakyu Electric Railway Co. Ltd.	6,200	85,251
Oenon Holdings, Inc.	3,500	8,231
Ogaki Kyoritsu Bank Ltd.	3,100	44,643
Ohara, Inc.	1,600	13,867
Ohsho Food Service Corp.	400	20,399
Oiles Corp.	2,600	38,078
†Oisix ra daichi, Inc.	1,900	16,178
Oita Bank Ltd.	1,400	27,883
Oji Holdings Corp.	48,700	201,903
Okabe Co. Ltd.	2,800	14,390
Okamoto Industries, Inc.	800	25,974
Okamoto Machine Tool Works Ltd.	700	29,872
Okamura Corp.	4,800	70,519
Okasan Securities Group, Inc.	11,400	60,622
Oki Electric Industry Co. Ltd.	7,000	53,270
Okinawa Cellular Telephone Co.	1,600	37,680
Okinawa Electric Power Co., Inc.	1,948	14,747
Okinawa Financial Group, Inc.	1,580	27,137
OKUMA Corp.	2,000	94,649
Okumura Corp.	2,100	69,639
Okura Industrial Co. Ltd.	800	16,303
Okuwa Co. Ltd.	2,100	13,137
Olympus Corp.	7,200	103,377
Omron Corp.	3,400	121,105
Ono Pharmaceutical Co. Ltd.	16,600	271,622
Onoken Co. Ltd.	1,400	17,294
Onward Holdings Co. Ltd.	5,500	19,438
Open House Group Co. Ltd.	4,400	141,929
Open Up Group, Inc.	1,700	23,022
Optex Group Co. Ltd.	1,900	24,688
†Optim Corp.	1,200	8,173
LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Optorun Co. Ltd.	3,100	$41,980
Oracle Corp.	1,100	82,438
Organo Corp.	2,000	98,692
Oriental Land Co. Ltd.	8,700	277,989
Oriental Shiraishi Corp.	8,700	22,701
Oro Co. Ltd.	500	8,654
Osaka Gas Co. Ltd.	6,600	148,149
Osaka Organic Chemical Industry Ltd.	1,700	35,711
Osaka Soda Co. Ltd.	400	25,314
OSAKA Titanium Technologies Co. Ltd.	2,100	36,151
Osaki Electric Co. Ltd.	4,100	18,336
OSG Corp.	6,000	85,989
Otsuka Corp.	5,800	122,644
Otsuka Holdings Co. Ltd.	3,700	153,275
OUG Holdings, Inc.	500	8,472
Pacific Industrial Co. Ltd.	3,500	38,681
PAL GROUP Holdings Co. Ltd.	2,800	47,591
PALTAC Corp.	2,000	52,992
Pan Pacific International Holdings Corp.	6,900	182,551
Panasonic Holdings Corp.	41,500	394,357
Paramount Bed Holdings Co. Ltd.	3,200	54,179
†Park24 Co. Ltd.	8,600	101,123
Pasona Group, Inc.	2,500	45,795
Pegasus Co. Ltd.	1,900	6,677
Penta-Ocean Construction Co. Ltd.	20,400	102,162
People Dreams & Technologies Group Co. Ltd.	1,100	12,760
†PeptiDream, Inc.	6,400	59,717
Persol Holdings Co. Ltd.	99,900	139,377
Pharma Foods International Co. Ltd.	2,200	13,806
†PIA Corp.	500	10,536
Pickles Holdings Co. Ltd.	1,200	9,378
Pigeon Corp.	7,500	72,186
Pilot Corp.	2,300	59,620
Pola Orbis Holdings, Inc.	1,500	14,338
Pole To Win Holdings, Inc.	1,400	4,717
†PR Times Corp.	700	9,452
Premium Water Holdings, Inc.	800	16,515
Press Kogyo Co. Ltd.	6,300	29,257
Pressance Corp.	1,900	22,178
Prestige International, Inc.	6,800	30,546
Prima Meat Packers Ltd.	2,400	35,910
Procrea Holdings, Inc.	2,720	33,331
Pro-Ship, Inc.	1,600	15,146
Proto Corp.	1,400	12,994
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
PS Mitsubishi Construction Co. Ltd.	700	$4,832
Punch Industry Co. Ltd.	1,000	3,006
QB Net Holdings Co. Ltd.	900	7,271
Qol Holdings Co. Ltd.	2,700	30,874
Quick Co. Ltd.	700	10,913
Raccoon Holdings, Inc.	800	3,234
Raito Kogyo Co. Ltd.	2,000	26,582
Raiznext Corp.	3,000	41,142
†Raksul, Inc.	3,100	22,055
Rakus Co. Ltd.	3,300	44,504
†Rakuten Group, Inc.	12,400	70,118
Rasa Corp.	1,300	17,115
Rasa Industries Ltd.	900	16,147
Raysum Co. Ltd.	300	6,807
Recruit Holdings Co. Ltd.	21,200	928,358
Relo Group, Inc.	7,700	62,488
Renaissance, Inc.	1,500	10,028
Renesas Electronics Corp.	25,700	455,667
Rengo Co. Ltd.	16,500	125,619
†RENOVA, Inc.	2,600	21,246
Resona Holdings, Inc.	50,891	313,320
Resonac Holdings Corp.	11,800	273,291
Resorttrust, Inc.	3,900	66,662
Restar Corp.	1,800	35,910
Retail Partners Co. Ltd.	1,600	19,585
Rheon Automatic Machinery Co. Ltd.	900	9,191
Ricoh Co. Ltd.	17,500	155,082
Ride On Express Holdings Co. Ltd.	1,100	7,593
Riken Keiki Co. Ltd.	1,600	40,164
Riken Technos Corp.	2,900	18,927
Riken Vitamin Co. Ltd.	1,000	16,574
Rinnai Corp.	3,900	89,269
Rion Co. Ltd.	500	9,631
Riso Kyoiku Co. Ltd.	9,000	13,080
Rohm Co. Ltd.	9,200	146,800
Rohto Pharmaceutical Co. Ltd.	5,600	108,445
Rokko Butter Co. Ltd.	1,000	9,182
Roland Corp.	1,000	30,387
Roland DG Corp.	1,500	53,508
Rorze Corp.	900	126,397
Round One Corp.	12,900	66,639
Royal Holdings Co. Ltd.	800	13,059
RS Technologies Co. Ltd.	800	15,933
Ryobi Ltd.	1,600	31,645
RYODEN Corp.	1,300	22,912
Ryohin Keikaku Co. Ltd.	11,600	189,349
=Ryosan Co. Ltd.	1,200	38,288
S Foods, Inc.	1,600	35,513
S&B Foods, Inc.	600	17,459
Sac's Bar Holdings, Inc.	900	5,166
LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Saibu Gas Holdings Co. Ltd.	1,000	$12,505
Saizeriya Co. Ltd.	700	23,860
Sakai Chemical Industry Co. Ltd.	1,000	12,657
Sakai Heavy Industries Ltd.	300	13,317
Sakai Moving Service Co. Ltd.	2,000	33,545
Sakata INX Corp.	2,800	29,040
Sakata Seed Corp.	500	12,237
Sakura Internet, Inc.	2,500	100,575
Sala Corp.	3,600	19,643
SAMTY Co. Ltd.	1,800	32,830
San Holdings, Inc.	1,800	12,521
San ju San Financial Group, Inc.	1,440	19,815
San-A Co. Ltd.	1,200	37,099
San-Ai Obbli Co. Ltd.	4,300	58,401
Sangetsu Corp.	3,300	71,938
San-In Godo Bank Ltd.	11,600	90,805
Sanken Electric Co. Ltd.	1,900	82,737
Sanki Engineering Co. Ltd.	3,200	44,413
Sanko Gosei Ltd.	3,800	18,852
Sankyo Co. Ltd.	16,000	174,554
Sankyo Frontier Co. Ltd.	500	14,004
Sankyo Tateyama, Inc.	2,400	14,919
Sankyu, Inc.	4,300	147,537
Sanoh Industrial Co. Ltd.	4,800	35,989
Sanrio Co. Ltd.	6,600	126,437
Sansei Technologies, Inc.	1,700	14,352
Sansha Electric Manufacturing Co. Ltd.	2,300	27,303
Sanshin Electronics Co. Ltd.	1,200	16,924
Santen Pharmaceutical Co. Ltd.	18,400	180,682
Sanwa Holdings Corp.	13,000	226,113
Sanyo Chemical Industries Ltd.	1,100	30,628
Sanyo Denki Co. Ltd.	700	32,600
Sanyo Electric Railway Co. Ltd.	600	8,224
Sanyo Special Steel Co. Ltd.	1,500	22,047
Sanyo Trading Co. Ltd.	2,000	18,893
Sapporo Holdings Ltd.	1,820	72,437
Sato Holdings Corp.	2,500	38,099
Sato Shoji Corp.	700	8,171
Satori Electric Co. Ltd.	1,400	24,064
Sawai Group Holdings Co. Ltd.	3,300	128,878
SB Technology Corp.	1,300	17,888
SBI Global Asset Management Co. Ltd.	2,400	11,589
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SBI Holdings, Inc.	8,700	$227,299
SBS Holdings, Inc.	1,400	23,879
SCREEN Holdings Co. Ltd.	2,900	373,372
Scroll Corp.	4,000	25,102
SCSK Corp.	5,100	94,568
Secom Co. Ltd.	1,300	94,121
Seed Co. Ltd.	1,000	4,228
Sega Sammy Holdings, Inc.	11,300	139,328
Seibu Holdings, Inc.	12,000	187,317
Seika Corp.	900	22,235
Seikitokyu Kogyo Co. Ltd.	1,200	14,832
Seiko Epson Corp.	11,300	196,694
Seiko Group Corp.	2,200	59,077
Seino Holdings Co. Ltd.	9,000	123,395
Seiren Co. Ltd.	2,500	45,366
Sekisui Chemical Co. Ltd.	15,200	221,704
Sekisui House Ltd.	14,400	326,659
Sekisui Kasei Co. Ltd.	2,500	8,241
SEMITEC Corp.	1,200	13,999
Senko Group Holdings Co. Ltd.	8,600	64,253
Senshu Electric Co. Ltd.	1,200	39,437
Senshu Ikeda Holdings, Inc.	19,500	50,495
Seria Co. Ltd.	2,800	55,305
Seven & i Holdings Co. Ltd.	79,500	1,155,371
Seven Bank Ltd.	49,200	95,228
SG Holdings Co. Ltd.	9,600	121,411
†Sharp Corp.	6,900	38,311
Shibaura Electronics Co. Ltd.	600	24,614
Shibaura Machine Co. Ltd.	2,400	57,788
Shibaura Mechatronics Corp.	900	37,931
Shibusawa Warehouse Co. Ltd.	700	13,965
Shibuya Corp.	1,300	29,799
†SHIFT, Inc.	700	111,164
Shiga Bank Ltd.	2,900	79,885
Shikibo Ltd.	1,500	11,306
Shikoku Bank Ltd.	2,900	23,027
Shikoku Electric Power Co., Inc.	7,000	54,542
Shima Seiki Manufacturing Ltd.	2,800	25,562
Shimadzu Corp.	6,700	186,023
Shimano, Inc.	900	134,394
Shimizu Bank Ltd.	1,100	11,641
Shimizu Corp.	20,600	132,611
Shimojima Co. Ltd.	500	4,575
Shin Nippon Air Technologies Co. Ltd.	1,100	24,306
Shin Nippon Biomedical Laboratories Ltd.	1,500	15,180
LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinagawa Refractories Co. Ltd.	3,500	$43,814
Shindengen Electric Manufacturing Co. Ltd.	800	16,013
Shin-Etsu Chemical Co. Ltd.	34,000	1,483,710
Shin-Etsu Polymer Co. Ltd.	4,100	41,547
Shinko Electric Industries Co. Ltd.	2,700	100,648
Shinko Shoji Co. Ltd.	2,200	17,280
Shinmaywa Industries Ltd.	5,200	42,217
Shinnihonseiyaku Co. Ltd.	800	8,973
Shinsho Corp.	700	33,294
Shinwa Co. Ltd.	3,800	30,655
Shionogi & Co. Ltd.	3,700	189,008
Ship Healthcare Holdings, Inc.	5,000	68,883
Shiseido Co. Ltd.	7,400	201,889
Shizuki Electric Co., Inc.	1,400	4,125
Shizuoka Financial Group, Inc.	16,800	159,366
Shizuoka Gas Co. Ltd.	4,100	25,595
SHO-BOND Holdings Co. Ltd.	1,200	50,329
Shoei Co. Ltd.	3,600	54,221
Shofu, Inc.	1,000	19,124
Showa Sangyo Co. Ltd.	1,500	34,235
SIGMAXYZ Holdings, Inc.	4,000	44,471
Siix Corp.	2,900	32,969
Sinanen Holdings Co. Ltd.	600	19,659
Sinfonia Technology Co. Ltd.	2,300	46,872
SKY Perfect JSAT Holdings, Inc.	14,400	97,693
Skylark Holdings Co. Ltd.	14,500	229,454
†Smaregi, Inc.	400	6,146
SMC Corp.	300	168,331
SMK Corp.	200	3,443
SMS Co. Ltd.	5,100	87,409
†Snow Peak, Inc.	2,100	17,299
Socionext, Inc.	4,300	116,519
Soda Nikka Co. Ltd.	2,000	15,088
Sodick Co. Ltd.	4,700	22,323
SoftBank Corp.	34,600	443,643
Softcreate Holdings Corp.	1,400	17,137
Sohgo Security Services Co. Ltd.	25,000	135,421
Sojitz Corp.	9,720	255,296
Soken Chemical & Engineering Co. Ltd.	1,100	23,180
Solasto Corp.	4,200	15,038
Soliton Systems KK	500	4,393
Sompo Holdings, Inc.	15,300	319,382
Sony Group Corp.	25,400	2,169,520
Sotetsu Holdings, Inc.	3,300	58,859
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sparx Group Co. Ltd.	960	$11,891
SPK Corp.	1,000	13,555
S-Pool, Inc.	4,800	9,925
Square Enix Holdings Co. Ltd.	1,800	69,227
†SRE Holdings Corp.	1,400	38,843
ST Corp.	1,200	12,184
St. Marc Holdings Co. Ltd.	900	12,622
Star Mica Holdings Co. Ltd.	3,600	14,721
Star Micronics Co. Ltd.	1,700	20,753
Starts Corp., Inc.	3,000	62,228
Starzen Co. Ltd.	800	14,908
St-Care Holding Corp.	3,000	17,816
Stella Chemifa Corp.	1,300	31,431
Strike Co. Ltd.	600	19,144
Studio Alice Co. Ltd.	900	12,253
Subaru Corp.	34,800	787,586
Sugi Holdings Co. Ltd.	6,300	107,455
Sugimoto & Co. Ltd.	800	11,917
SUMCO Corp.	20,700	325,651
Sumida Corp.	2,500	19,999
Suminoe Textile Co. Ltd.	800	13,709
Sumitomo Bakelite Co. Ltd.	5,400	161,950
Sumitomo Chemical Co. Ltd.	70,200	152,244
Sumitomo Corp.	16,300	390,864
Sumitomo Electric Industries Ltd.	23,100	356,312
Sumitomo Forestry Co. Ltd.	9,800	307,245
Sumitomo Heavy Industries Ltd.	7,100	222,549
Sumitomo Metal Mining Co. Ltd.	10,600	313,911
Sumitomo Mitsui Construction Co. Ltd.	14,700	41,270
Sumitomo Mitsui Financial Group, Inc.	14,100	822,640
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	174,408
Sumitomo Mitsui Trust Holdings, Inc.	11,200	241,046
Sumitomo Osaka Cement Co. Ltd.	2,900	72,471
†Sumitomo Pharma Co. Ltd.	14,100	36,885
Sumitomo Realty & Development Co. Ltd.	6,700	248,561
Sumitomo Riko Co. Ltd.	3,300	29,080
Sumitomo Rubber Industries Ltd.	14,200	174,287
Sumitomo Seika Chemicals Co. Ltd.	600	19,976
LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Warehouse Co. Ltd.	4,300	$72,150
Sun Frontier Fudousan Co. Ltd.	2,200	27,089
Suncall Corp.	2,900	9,253
Sundrug Co. Ltd.	4,900	151,745
Suntory Beverage & Food Ltd.	5,100	172,224
Sun-Wa Technos Corp.	1,500	23,742
Suruga Bank Ltd.	13,100	76,153
Suzuden Corp.	800	11,309
Suzuken Co. Ltd.	3,200	97,387
Suzuki Co. Ltd.	2,700	22,545
Suzuki Motor Corp.	37,600	427,465
SWCC Corp.	1,600	39,900
Sysmex Corp.	13,800	244,996
Systena Corp.	21,100	37,355
Syuppin Co. Ltd.	1,200	9,330
T Hasegawa Co. Ltd.	2,300	46,112
T RAD Co. Ltd.	800	20,690
T&D Holdings, Inc.	12,900	223,820
Tachibana Eletech Co. Ltd.	800	17,017
Tachi-S Co. Ltd.	2,500	32,815
Tadano Ltd.	7,900	67,268
Taihei Dengyo Kaisha Ltd.	1,000	30,453
Taiheiyo Cement Corp.	8,000	183,697
Taiho Kogyo Co. Ltd.	900	5,529
Taikisha Ltd.	2,100	65,339
Taisei Corp.	4,400	159,950
Taisei Lamick Co. Ltd.	500	9,744
Taiyo Holdings Co. Ltd.	2,400	52,636
Taiyo Yuden Co. Ltd.	5,000	117,948
Takamatsu Construction Group Co. Ltd.	1,100	20,441
Takamiya Co. Ltd.	2,400	9,195
Takaoka Toko Co. Ltd.	700	11,722
Takara & Co. Ltd.	700	12,823
Takara Bio, Inc.	3,200	20,589
Takara Holdings, Inc.	11,900	85,449
Takara Standard Co. Ltd.	2,500	31,560
Takasago International Corp.	1,100	24,924
Takasago Thermal Engineering Co. Ltd.	2,300	73,005
Takashima & Co. Ltd.	1,600	13,529
Takashimaya Co. Ltd.	9,500	151,242
Take & Give Needs Co. Ltd.	1,500	10,959
TAKEBISHI Corp.	800	10,781
Takeda Pharmaceutical Co. Ltd.	28,423	789,152
Takeuchi Manufacturing Co. Ltd.	2,700	107,729
Takuma Co. Ltd.	5,200	64,339
Tama Home Co. Ltd.	1,400	41,432
Tamron Co. Ltd.	1,300	57,709
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tamura Corp.	7,000	$27,421
Tanseisha Co. Ltd.	2,100	12,138
Taoka Chemical Co. Ltd.	1,000	5,357
†Tatsuta Electric Wire & Cable Co. Ltd.	3,600	16,623
Tayca Corp.	1,900	19,040
Tazmo Co. Ltd.	1,700	41,944
Tbk Co. Ltd.	4,000	9,988
TDC Soft, Inc.	2,000	14,612
TDK Corp.	9,700	473,658
TechMatrix Corp.	3,800	45,586
Techno Horizon Co. Ltd.	3,900	13,371
TechnoPro Holdings, Inc.	6,300	125,642
Teijin Ltd.	17,100	154,813
Teikoku Electric Manufacturing Co. Ltd.	1,200	20,032
Tekken Corp.	1,100	19,561
Temairazu, Inc.	600	12,763
Terumo Corp.	6,000	109,374
Tess Holdings Co. Ltd.	3,200	9,766
T-Gaia Corp.	1,500	20,145
THK Co. Ltd.	6,400	149,663
TIS, Inc.	8,000	170,908
TKC Corp.	1,200	29,370
†TKP Corp.	1,100	12,709
Toa Corp.	5,200	41,564
TOA ROAD Corp.	3,000	24,693
Tobishima Corp.	2,080	20,239
Tobu Railway Co. Ltd.	3,300	82,315
Tocalo Co. Ltd.	5,800	67,778
Tochigi Bank Ltd.	7,700	18,566
Toda Corp.	17,200	114,644
Toei Animation Co. Ltd.	1,000	20,049
Toenec Corp.	1,000	37,918
Toho Bank Ltd.	16,500	39,021
Toho Co. Ltd.	1,500	45,606
Toho Gas Co. Ltd.	3,600	79,501
Toho Holdings Co. Ltd.	3,600	85,375
Toho Titanium Co. Ltd.	3,100	32,048
†Toho Zinc Co. Ltd.	900	6,540
Tohoku Bank Ltd.	1,100	9,112
Tohoku Electric Power Co., Inc.	16,900	132,070
Tokai Carbon Co. Ltd.	18,300	120,888
Tokai Corp.	2,300	32,712
TOKAI Holdings Corp.	6,700	43,596
Tokai Rika Co. Ltd.	4,500	76,873
Tokai Tokyo Financial Holdings, Inc.	16,100	63,919
Tokio Marine Holdings, Inc.	28,700	895,809
Tokushu Tokai Paper Co. Ltd.	800	20,980
Tokuyama Corp.	5,100	88,942
Tokyo Base Co. Ltd.	1,700	3,380
LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Tokyo Electric Power Co. Holdings, Inc.	35,700	$216,539
Tokyo Electron Device Ltd.	1,500	67,776
Tokyo Electron Ltd.	6,000	1,556,084
Tokyo Gas Co. Ltd.	8,000	181,583
Tokyo Individualized Educational Institute, Inc.	2,700	7,669
Tokyo Keiki, Inc.	1,200	20,452
Tokyo Kiraboshi Financial Group, Inc.	2,700	83,561
Tokyo Ohka Kogyo Co. Ltd.	2,300	69,237
Tokyo Rope Manufacturing Co. Ltd.	1,200	11,296
Tokyo Sangyo Co. Ltd.	2,400	11,336
Tokyo Seimitsu Co. Ltd.	3,400	262,446
Tokyo Steel Manufacturing Co. Ltd.	2,000	21,852
Tokyo Tatemono Co. Ltd.	13,700	230,370
Tokyo Tekko Co. Ltd.	1,200	41,459
Tokyotokeiba Co. Ltd.	1,200	35,434
Tokyu Construction Co. Ltd.	6,200	33,830
Tokyu Corp.	9,700	117,806
Tokyu Fudosan Holdings Corp.	41,700	335,380
Toli Corp.	2,800	7,639
Tomato Bank Ltd.	1,400	11,708
Tomen Devices Corp.	300	13,000
Tomoe Engineering Co. Ltd.	1,100	31,900
Tomoku Co. Ltd.	800	13,888
TOMONY Holdings, Inc.	12,900	35,450
Tomy Co. Ltd.	7,200	131,082
Tonami Holdings Co. Ltd.	500	15,061
Topcon Corp.	8,200	94,280
Topre Corp.	2,600	43,952
Topy Industries Ltd.	1,200	21,316
Toray Industries, Inc.	49,700	238,224
Torex Semiconductor Ltd.	900	10,892
Toridoll Holdings Corp.	3,000	81,788
Torishima Pump Manufacturing Co. Ltd.	1,600	29,721
Tosei Corp.	3,100	49,004
Toshiba TEC Corp.	2,000	39,701
Tosho Co. Ltd.	1,600	7,504
Tosoh Corp.	19,100	258,717
Totech Corp.	1,200	23,765
Totetsu Kogyo Co. Ltd.	1,900	37,415
TOTO Ltd.	3,200	89,544
Tottori Bank Ltd.	600	5,890
Towa Bank Ltd.	3,300	15,630
Towa Corp.	1,000	65,927
Towa Pharmaceutical Co. Ltd.	2,100	40,646
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Construction Co. Ltd.	5,200	$44,450
Toyo Engineering Corp.	1,700	10,691
Toyo Gosei Co. Ltd.	200	12,776
Toyo Kanetsu KK	800	23,464
Toyo Machinery & Metal Co. Ltd.	2,400	12,113
Toyo Seikan Group Holdings Ltd.	8,200	128,894
Toyo Suisan Kaisha Ltd.	1,500	91,568
Toyo Tanso Co. Ltd.	1,400	74,171
Toyo Tire Corp.	9,400	176,786
Toyobo Co. Ltd.	6,300	46,237
Toyoda Gosei Co. Ltd.	5,900	129,396
Toyota Boshoku Corp.	7,100	120,491
Toyota Motor Corp.	260,706	6,554,655
Toyota Tsusho Corp.	7,700	525,439
Trancom Co. Ltd.	600	24,059
Trans Genic, Inc.	3,200	5,073
Transaction Co. Ltd.	1,200	18,010
Transcosmos, Inc.	1,300	26,450
TRE Holdings Corp.	2,300	18,263
Treasure Factory Co. Ltd.	2,800	27,153
Trend Micro, Inc.	3,300	167,093
Trenders, Inc.	900	6,879
Trusco Nakayama Corp.	3,400	57,453
Tsubaki Nakashima Co. Ltd.	5,600	30,630
Tsubakimoto Chain Co.	2,000	67,116
Tsubakimoto Kogyo Co. Ltd.	1,200	17,717
Tsuburaya Fields Holdings, Inc.	2,300	26,528
Tsugami Corp.	3,600	27,277
Tsukada Global Holdings, Inc.	1,600	4,640
Tsukishima Holdings Co. Ltd.	1,500	14,001
Tsukuba Bank Ltd.	14,800	29,428
Tsumura & Co.	5,100	126,776
Tsuruha Holdings, Inc.	2,700	192,539
Tsuzuki Denki Co. Ltd.	1,300	20,164
UACJ Corp.	3,200	91,214
UBE Corp.	9,000	159,869
Ubicom Holdings, Inc.	500	4,172
Uchida Yoko Co. Ltd.	700	31,906
Ultrafabrics Holdings Co. Ltd.	1,200	9,782
Ulvac, Inc.	1,900	121,496
U-Next Holdings Co. Ltd.	2,100	71,720
Unicharm Corp.	4,300	136,885
Union Tool Co.	400	11,706
Unipres Corp.	3,000	22,969
United Arrows Ltd.	1,700	21,876
United Super Markets Holdings, Inc.	4,800	31,613
LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
UNITED, Inc.	1,400	$8,185
†Unitika Ltd.	8,100	8,882
Universal Entertainment Corp.	2,400	30,535
Urbanet Corp. Co. Ltd.	5,600	15,500
Ushio, Inc.	8,100	103,243
USS Co. Ltd.	16,200	133,716
UT Group Co. Ltd.	1,900	44,243
V Technology Co. Ltd.	600	9,834
Valor Holdings Co. Ltd.	3,000	48,930
Valqua Ltd.	1,300	43,368
Value HR Co. Ltd.	1,600	14,089
ValueCommerce Co. Ltd.	1,200	8,474
Vector, Inc.	2,500	19,322
Vertex Corp.	2,100	22,848
†Vision, Inc.	2,200	17,774
†Visional, Inc.	1,400	89,523
Vital KSK Holdings, Inc.	4,200	34,431
VT Holdings Co. Ltd.	7,200	25,446
Wacoal Holdings Corp.	3,000	72,989
Wacom Co. Ltd.	4,600	19,660
Wakachiku Construction Co. Ltd.	1,500	35,870
Wakita & Co. Ltd.	3,800	40,013
Warabeya Nichiyo Holdings Co. Ltd.	1,300	23,487
Watahan & Co. Ltd.	1,000	10,246
Wavelock Holdings Co. Ltd.	1,500	6,807
WDB Holdings Co. Ltd.	1,300	19,726
Weathernews, Inc.	300	10,107
Welbe, Inc.	1,100	7,855
Welcia Holdings Co. Ltd.	5,700	96,845
West Holdings Corp.	2,028	38,395
West Japan Railway Co.	7,800	162,307
Will Group, Inc.	1,900	13,242
WingArc1st, Inc.	1,200	24,059
Wood One Co. Ltd.	1,400	9,692
Workman Co. Ltd.	1,300	34,222
World Co. Ltd.	1,700	23,437
World Holdings Co. Ltd.	800	13,481
Xebio Holdings Co. Ltd.	2,000	12,749
Yagi & Co. Ltd.	500	5,830
Yahagi Construction Co. Ltd.	1,500	15,299
Yakult Honsha Co. Ltd.	3,000	61,276
YAKUODO Holdings Co. Ltd.	1,100	19,082
YAMABIKO Corp.	2,500	33,079
YAMADA Consulting Group Co. Ltd.	500	5,830
Yamada Holdings Co. Ltd.	42,400	122,735
Yamae Group Holdings Co. Ltd.	1,000	18,265
Yamagata Bank Ltd.	1,900	14,685
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yamaguchi Financial Group, Inc.	18,000	$182,164
Yamaha Corp.	4,200	90,309
Yamaha Motor Co. Ltd.	52,500	481,892
Yamaichi Electronics Co. Ltd.	1,500	23,870
Yamanashi Chuo Bank Ltd.	2,800	34,662
Yamatane Corp.	900	17,551
Yamato Holdings Co. Ltd.	4,000	57,498
Yamaya Corp.	400	8,508
Yamazaki Baking Co. Ltd.	2,100	54,088
Yamazen Corp.	4,900	43,180
Yaoko Co. Ltd.	1,300	78,053
Yashima Denki Co. Ltd.	1,300	13,354
Yaskawa Electric Corp.	4,700	198,829
Yasunaga Corp.	500	2,368
Yellow Hat Ltd.	2,500	32,666
Yokogawa Bridge Holdings Corp.	2,700	51,956
Yokogawa Electric Corp.	3,400	78,004
Yokohama Rubber Co. Ltd.	5,700	153,099
Yokorei Co. Ltd.	3,900	26,484
Yokowo Co. Ltd.	1,800	18,240
Yondenko Corp.	1,400	36,808
Yondoshi Holdings, Inc.	1,300	15,922
Yonex Co. Ltd.	3,300	24,067
Yorozu Corp.	1,000	6,368
†Yoshimura Food Holdings KK	2,600	22,379
Yoshinoya Holdings Co. Ltd.	2,900	64,617
Yotai Refractories Co. Ltd.	2,700	26,130
Yuasa Trading Co. Ltd.	1,300	45,257
Yukiguni Maitake Co. Ltd.	1,100	7,666
Yurtec Corp.	3,400	33,173
Yushin Precision Equipment Co. Ltd.	1,300	5,874
Zenrin Co. Ltd.	1,700	9,557
Zensho Holdings Co. Ltd.	3,469	144,255
Zeon Corp.	8,400	72,941
ZERIA Pharmaceutical Co. Ltd.	2,800	39,139
ZIGExN Co. Ltd.	7,100	28,141
Zojirushi Corp.	1,100	10,427
ZOZO, Inc.	3,900	96,534
Zuiko Corp.	2,100	19,296
		127,557,860
Jersey–0.04%
†Arcadium Lithium PLC CDI	14,245	62,937
Centamin PLC	111,734	159,217
		222,154
LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jordan–0.04%
Hikma Pharmaceuticals PLC	8,975	$217,324
		217,324
Luxembourg–0.28%
ArcelorMittal SA	2,736	75,136
B&S Group SARL	1,049	4,159
Befesa SA	1,602	55,099
d'Amico International Shipping SA	1,523	10,466
Eurofins Scientific SE	7,177	457,451
†Grand City Properties SA	5,669	64,830
†Millicom International Cellular SA SDR	15,660	319,228
RTL Group SA	2,878	97,122
SES SA	30,970	206,486
Stabilus SE	1,672	106,426
Sword Group	504	20,472
Tenaris SA	3,265	64,514
Tenaris SA ADR	1,740	68,330
		1,549,719
Macau–0.02%
†MECOM Power & Construction Ltd.	139,500	3,101
†MGM China Holdings Ltd.	23,600	39,439
†Sands China Ltd.	21,600	60,852
		103,392
Malta–0.00%
†Catena Media PLC	2,663	2,650
		2,650
Mauritius–0.00%
Capital Ltd.	466	531
		531
Mexico–0.01%
Fresnillo PLC	7,677	45,531
		45,531
Mongolia–0.01%
†Mongolian Mining Corp.	48,000	55,746
		55,746
Netherlands–3.77%
Aalberts NV	7,864	378,305
ABN AMRO Bank NV GDR	19,025	325,323
Acomo NV	1,224	23,188
†Adyen NV	219	370,468
Aegon Ltd.	95,395	581,398
Akzo Nobel NV	5,777	431,166
†Alfen NV	625	33,714
AMG Critical Materials NV	1,388	31,506
Aperam SA	4,446	140,491
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Arcadis NV	5,248	$321,307
ArcelorMittal SA	16,495	454,932
†Argenx SE ADR	230	90,556
ASM International NV	1,262	770,478
ASML Holding NV	5,046	4,886,909
ASR Nederland NV	11,420	559,226
†Basic-Fit NV	1,929	43,037
BE Semiconductor Industries NV	2,420	370,475
Brunel International NV	2,490	27,347
Corbion NV	4,025	86,196
CTP NV	1,617	28,819
Euronext NV	4,249	404,312
Ferrovial SE	2,639	104,431
Flow Traders Ltd.	2,176	42,890
ForFarmers NV	2,935	8,217
†Fugro NV	7,464	182,954
Heineken NV	2,825	272,286
IMCD NV	2,980	525,166
ING Groep NV	39,983	657,646
JDE Peet's NV	2,667	55,992
†Just Eat Takeaway.com NV	6,701	99,473
Kendrion NV	1,631	24,177
Koninklijke Ahold Delhaize NV	35,215	1,053,130
Koninklijke BAM Groep NV	25,123	95,189
Koninklijke Heijmans NV	1,784	33,027
Koninklijke KPN NV	127,238	475,780
†Koninklijke Philips NV	20,525	410,697
Koninklijke Vopak NV	4,694	180,941
Nedap NV	289	21,077
NN Group NV	14,135	652,986
OCI NV	7,368	201,824
†Pharming Group NV	49,651	54,584
†Pluxee NV	1,504	44,459
PostNL NV	26,557	36,158
†Prosus NV	15,175	476,003
†Qiagen NV	4,836	207,716
Randstad NV	7,918	417,891
SBM Offshore NV	11,930	190,357
†SIF Holding NV	1,080	12,467
Signify NV	9,354	288,417
Sligro Food Group NV	1,675	25,335
Stellantis NV	59,274	1,684,613
TKH Group NV	3,347	142,631
†TomTom NV	3,375	26,981
Universal Music Group NV	10,763	323,733
Van Lanschot Kempen NV	3,092	105,078
Wolters Kluwer NV	8,918	1,396,996
		20,890,455
New Zealand–0.32%
†a2 Milk Co. Ltd.	15,898	64,398
Air New Zealand Ltd.	113,751	41,116
Arvida Group Ltd.	47,844	31,729
LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Auckland International Airport Ltd.	14,862	$74,142
Briscoe Group Ltd.	2,316	6,324
Channel Infrastructure NZ Ltd.	26,467	24,035
Chorus Ltd.	42,566	195,565
Contact Energy Ltd.	17,462	90,243
EBOS Group Ltd.	2,051	41,969
Fisher & Paykel Healthcare Corp. Ltd.	6,410	98,231
Fletcher Building Ltd.	39,099	96,242
Freightways Group Ltd.	11,086	58,617
Genesis Energy Ltd.	34,317	50,437
†Gentrack Group Ltd.	3,379	17,967
Hallenstein Glasson Holdings Ltd.	5,127	19,757
Heartland Group Holdings Ltd.	41,008	31,360
Infratil Ltd.	10,382	67,548
KMD Brands Ltd.	50,540	16,607
Mainfreight Ltd.	1,406	58,549
Manawa Energy Ltd.	2,009	5,461
Mercury NZ Ltd.	6,068	25,124
Meridian Energy Ltd.	8,860	31,284
NZX Ltd.	20,130	12,628
Oceania Healthcare Ltd.	44,072	16,588
†Pacific Edge Ltd.	16,563	841
PGG Wrightson Ltd.	3,482	4,535
Port of Tauranga Ltd.	6,064	19,564
Rakon Ltd.	8,848	6,238
Restaurant Brands New Zealand Ltd.	1,312	2,744
†Ryman Healthcare Ltd.	20,795	56,529
Sanford Ltd.	3,824	8,750
Scales Corp. Ltd.	10,942	21,900
Skellerup Holdings Ltd.	11,414	30,823
SKY Network Television Ltd.	10,160	17,178
SKYCITY Entertainment Group Ltd.	54,815	68,118
Spark New Zealand Ltd.	29,972	85,326
Steel & Tube Holdings Ltd.	4,332	2,692
Summerset Group Holdings Ltd.	17,844	121,534
=†Synlait Milk Ltd.	5,619	2,518
Tourism Holdings Ltd.	5,450	10,354
†TOWER Ltd.	23,715	9,847
Vector Ltd.	4,460	10,312
†Vista Group International Ltd.	10,648	12,723
Warehouse Group Ltd.	6,110	5,658
†Xero Ltd.	1,055	91,656
		1,765,761
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.75%
ABG Sundal Collier Holding ASA	35,090	$19,652
†Adevinta ASA	5,429	56,908
AF Gruppen ASA	1,402	17,976
†Akastor ASA	6,130	6,234
Aker ASA Class A	331	19,017
†Aker BioMarine ASA	1,763	10,393
Aker BP ASA	9,842	246,852
†Aker Carbon Capture ASA	4,619	2,474
Aker Solutions ASA	7,009	25,140
AMSC ASA	4,751	11,898
Atea ASA	6,074	72,621
Austevoll Seafood ASA	3,325	26,160
Avance Gas Holding Ltd.	2,032	23,172
Bakkafrost P	535	34,346
Belships ASA	13,155	25,325
†Bluenord ASA	1,745	92,100
Bonheur ASA	1,345	29,671
Borregaard ASA	3,491	60,839
Bouvet ASA	3,710	21,153
BW Offshore Ltd.	8,430	21,121
†Cloudberry Clean Energy ASA	18,751	17,185
†Crayon Group Holding ASA	2,065	15,168
DNB Bank ASA	12,986	258,130
DNO ASA	52,313	47,387
Elkem ASA	18,871	37,187
Elopak ASA	4,472	14,005
Entra ASA	1,018	10,521
Equinor ASA	25,241	676,822
Europris ASA	12,413	89,397
FLEX LNG Ltd.	375	9,536
Frontline PLC	5,754	130,593
Gjensidige Forsikring ASA	2,038	29,580
Golden Ocean Group Ltd.	5,357	67,453
Grieg Seafood ASA	2,256	14,131
†Hexagon Composites ASA	6,210	10,759
†Hexagon Purus ASA	2,131	1,227
Hoegh Autoliners ASA	7,876	66,888
Kid ASA	946	12,356
Kitron ASA	5,845	18,328
†Kongsberg Automotive ASA	79,968	11,086
Kongsberg Gruppen ASA	886	61,176
Leroy Seafood Group ASA	7,631	33,570
†LINK Mobility Group Holding ASA	7,989	14,556
Medistim ASA	229	3,923
†Morrow Bank ASA	13,708	5,154
Mowi ASA	4,887	89,768
MPC Container Ships ASA	13,453	15,586
†NEL ASA	12,155	5,418
†Nordic Semiconductor ASA	1,603	12,752
Norsk Hydro ASA	28,068	154,244
Norske Skog ASA	2,906	9,001
LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Norwegian Air Shuttle ASA	19,708	$29,781
†NRC Group ASA	7,481	8,158
Odfjell Drilling Ltd.	10,099	45,489
Odfjell SE Class A	1,261	15,945
OKEA ASA	5,631	12,976
Orkla ASA	3,698	26,118
†Otello Corp. ASA	3,565	2,745
Pareto Bank ASA	2,045	11,076
†Pexip Holding ASA	6,539	17,612
†PGS ASA	58,875	42,899
Protector Forsikring ASA	2,334	48,888
Salmar ASA	683	45,077
†Sandnes Sparebank	1,014	9,484
†SATS ASA	6,805	11,483
Scatec ASA	7,755	51,619
Schibsted ASA Class A	1,358	43,380
Schibsted ASA Class B	2,645	80,058
Selvaag Bolig ASA	3,629	12,167
†Siem Offshore, Inc.	8,784	28,109
Sparebank 1 Oestlandet	1,833	21,014
SpareBank 1 Sorost-Norge	3,572	22,044
SpareBank 1 SR-Bank ASA	7,487	94,166
†Sparebanken More	3,012	25,337
Stolt-Nielsen Ltd.	1,310	48,266
Storebrand ASA	14,083	130,139
Telenor ASA	8,136	90,492
TGS ASA	7,420	81,812
TOMRA Systems ASA	2,960	46,333
Var Energi ASA	11,896	39,415
Veidekke ASA	7,146	77,670
Wallenius Wilhelmsen ASA	6,016	49,210
†XXL ASA	41,205	3,568
Yara International ASA	4,019	127,439
		4,165,908
Philippines–0.01%
Del Monte Pacific Ltd.	48,800	4,301
†TELUS International CDA, Inc.	3,104	26,260
		30,561
Poland–0.03%
†InPost SA	9,816	151,278
		151,278
Portugal–0.29%
Altri SGPS SA	6,939	39,153
†Banco Comercial Portugues SA Class R	698,928	235,712
Corticeira Amorim SGPS SA	735	7,795
CTT-Correios de Portugal SA	4,552	20,282
EDP - Energias de Portugal SA	39,725	154,715
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
EDP Renovaveis SA	6,264	$84,778
Galp Energia SGPS SA	39,638	654,922
†Greenvolt-Energias Renovaveis SA	2,443	21,507
Jeronimo Martins SGPS SA	6,392	126,749
Mota-Engil SGPS SA	7,497	38,944
Navigator Co. SA	16,490	72,050
NOS SGPS SA	14,590	57,075
REN - Redes Energeticas Nacionais SGPS SA	15,882	37,695
Sonae SGPS SA	61,884	58,752
		1,610,129
Singapore–0.98%
AEM Holdings Ltd.	20,400	33,087
Aztech Global Ltd.	15,800	11,936
†Banyan Tree Holdings Ltd.	48,800	13,914
†Best World International Ltd.	5,336	8,378
Bukit Sembawang Estates Ltd.	10,600	24,729
BW LPG Ltd.	9,135	101,813
CapitaLand Investment Ltd.	46,900	93,088
China Aviation Oil Singapore Corp. Ltd.	34,700	23,257
China Sunsine Chemical Holdings Ltd.	31,000	9,069
City Developments Ltd.	32,300	139,941
ComfortDelGro Corp. Ltd.	109,800	113,846
†COSCO Shipping International Singapore Co. Ltd.	91,400	9,815
CSE Global Ltd.	16,400	5,223
DBS Group Holdings Ltd.	30,895	824,401
Delfi Ltd.	22,000	14,664
DFI Retail Group Holdings Ltd.	24,600	52,890
Dyna-Mac Holdings Ltd.	55,100	15,303
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,064
First Resources Ltd.	41,400	42,005
Food Empire Holdings Ltd.	18,200	18,331
Frasers Property Ltd.	33,300	20,963
Frencken Group Ltd.	21,400	26,468
Fu Yu Corp. Ltd.	30,400	2,679
Genting Singapore Ltd.	65,600	42,996
Geo Energy Resources Ltd.	109,100	27,876
Golden Agri-Resources Ltd.	512,000	102,381
Great Eastern Holdings Ltd.	2,900	39,132
GuocoLand Ltd.	27,500	30,550
Hafnia Ltd.	7,521	51,889
Ho Bee Land Ltd.	12,200	15,360
LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hong Fok Corp. Ltd.	19,800	$12,171
Hong Leong Asia Ltd.	17,600	7,886
Hotel Grand Central Ltd.	19,945	11,669
Hour Glass Ltd.	21,300	25,240
Hutchison Port Holdings Trust	478,100	60,241
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	32,061
Indofood Agri Resources Ltd.	26,500	5,888
Japfa Ltd.	41,800	8,204
Keppel Infrastructure Trust	193,846	71,064
Keppel Ltd.	33,400	181,563
=†Midas Holdings Ltd.	143,100	0
†Mm2 Asia Ltd.	177,900	2,767
Nanofilm Technologies International Ltd.	17,800	9,426
Netlink NBN Trust	101,100	64,018
Olam Group Ltd.	52,900	43,879
OUE Ltd.	20,900	16,872
Oversea-Chinese Banking Corp. Ltd.	42,913	428,733
†Oxley Holdings Ltd.	104,878	6,758
Propnex Ltd.	16,800	11,447
Q&M Dental Group Singapore Ltd.	30,500	5,647
QAF Ltd.	12,400	7,760
Raffles Medical Group Ltd.	63,213	48,688
†SATS Ltd.	15,611	30,060
SBS Transit Ltd.	4,800	9,243
†Seatrium Ltd.	2,044,840	119,639
Sembcorp Industries Ltd.	50,700	202,762
Sheng Siong Group Ltd.	38,200	43,285
SIA Engineering Co. Ltd.	9,600	16,068
SIIC Environment Holdings Ltd.	68,260	8,291
Silverlake Axis Ltd.	35,500	5,784
Sinarmas Land Ltd.	50,600	6,071
Singapore Airlines Ltd.	72,150	341,981
Singapore Exchange Ltd.	31,100	212,132
Singapore Land Group Ltd.	14,500	19,222
Singapore Technologies Engineering Ltd.	49,000	145,884
Singapore Telecommunications Ltd.	14,600	27,356
Stamford Land Corp. Ltd.	89,838	26,281
StarHub Ltd.	49,400	43,171
Thomson Medical Group Ltd.	181,300	6,982
Tuan Sing Holdings Ltd.	55,645	10,303
UMS Holdings Ltd.	34,531	34,525
United Overseas Bank Ltd.	30,662	665,583
UOB-Kay Hian Holdings Ltd.	41,330	42,241
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
UOL Group Ltd.	22,100	$94,112
Venture Corp. Ltd.	12,500	132,105
Vicom Ltd.	4,200	4,324
Wilmar International Ltd.	67,000	170,198
Wing Tai Holdings Ltd.	34,200	35,713
		5,447,346
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	4,616
		4,616
Spain–2.62%
Acciona SA	1,767	215,129
Acerinox SA	11,573	126,915
ACS Actividades de Construccion y Servicios SA	10,871	454,819
Aedas Homes SA	568	10,650
Aena SME SA	1,816	357,454
Almirall SA	4,210	37,539
Amadeus IT Group SA	10,896	698,726
†Amper SA	108,771	9,587
Applus Services SA	8,262	101,970
Atresmedia Corp. de Medios de Comunicacion SA	9,361	44,759
Banco Bilbao Vizcaya Argentaria SA	107,103	1,275,651
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	1,176,600
Banco de Sabadell SA	427,409	670,915
Banco Santander SA	260,971	1,273,022
Bankinter SA	45,896	335,810
CaixaBank SA	106,561	516,530
†Cellnex Telecom SA	6,279	221,987
Cia de Distribucion Integral Logista Holdings SA	4,601	128,562
CIE Automotive SA	2,643	75,847
Construcciones y Auxiliar de Ferrocarriles SA	1,158	42,227
Corp. ACCIONA Energias Renovables SA	1,127	24,536
†Distribuidora Internacional de Alimentacion SA	883,558	12,011
Ebro Foods SA	4,342	72,327
†eDreams ODIGEO SA	3,178	23,143
Elecnor SA	2,740	56,904
Enagas SA	15,887	235,928
Ence Energia y Celulosa SA	6,937	24,143
Endesa SA	10,378	192,185
Ercros SA	10,000	37,868
Faes Farma SA	21,259	72,131
Fluidra SA	2,435	57,584
LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Gestamp Automocion SA	12,435	$39,978
Global Dominion Access SA	7,450	27,046
†Grifols SA	9,295	83,613
Grupo Catalana Occidente SA	2,582	98,749
Iberdrola SA	46,909	581,736
Iberpapel Gestion SA	881	17,679
Indra Sistemas SA	10,647	220,656
Industria de Diseno Textil SA	15,125	761,543
Laboratorios Farmaceuticos Rovi SA	1,704	148,723
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	29,712
Mapfre SA	89,119	225,174
†Melia Hotels International SA	10,355	83,674
Miquel y Costas & Miquel SA	1,868	23,498
Naturgy Energy Group SA	3,078	66,746
Neinor Homes SA	1,873	20,530
†Obrascon Huarte Lain SA	17,936	6,773
Pharma Mar SA	742	23,007
†Promotora de Informaciones SA Class A	23,606	8,939
Prosegur Cash SA	15,085	7,795
Realia Business SA	11,794	12,978
Redeia Corp. SA	14,507	247,362
Repsol SA	76,587	1,275,744
Sacyr SA	35,917	132,522
†Solaria Energia y Medio Ambiente SA	4,978	54,269
†Tecnicas Reunidas SA	2,338	18,968
Telefonica SA	279,650	1,233,653
Telefonica SA ADR	12,448	54,896
Tubacex SA	8,167	29,385
Unicaja Banco SA	77,646	96,082
Vidrala SA	1,320	136,997
Viscofan SA	2,727	173,285
		14,525,171
Sweden–2.83%
AAK AB	2,626	62,412
AcadeMedia AB	8,341	37,824
AddLife AB Class B	5,455	57,078
Addnode Group AB	5,512	58,910
AddTech AB Class B	6,953	158,365
AFRY AB	4,672	74,637
Alfa Laval AB	2,303	90,537
Alimak Group AB	4,011	36,723
Alleima AB	11,724	79,014
Alligo AB Class B	927	13,337
Ambea AB	5,279	31,440
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Annehem Fastigheter AB Class B	4,488	$7,673
AQ Group AB	373	18,643
Arjo AB Class B	13,896	66,403
Assa Abloy AB Class B	4,869	139,693
Atlas Copco AB Class A	36,742	620,605
Atlas Copco AB Class B	20,952	309,563
Atrium Ljungberg AB Class B	1,884	36,821
†Attendo AB	8,480	32,323
Avanza Bank Holding AB	6,020	129,860
Axfood AB	3,690	107,280
BE Group AB	1,666	8,498
Beijer Alma AB	2,835	51,223
Beijer Ref AB	3,170	47,088
Bergman & Beving AB	2,044	40,005
Betsson AB Class B	9,414	93,137
Bilia AB Class A	7,797	99,939
Billerud Aktiebolag	11,013	98,792
BioGaia AB Class B	1,227	14,317
Biotage AB	1,198	20,358
Bjorn Borg AB	2,586	12,200
Boliden AB	9,284	257,817
†Bonava AB Class B	20,526	20,307
Bravida Holding AB	10,775	94,523
Bufab AB	2,273	89,145
Bulten AB	815	5,596
†Byggmax Group AB	4,180	14,058
†Camurus AB	975	46,227
†Castellum AB	8,026	105,649
Catena AB	1,422	69,479
Cellavision AB	841	18,778
Clas Ohlson AB Class B	3,191	43,226
Cloetta AB Class B	16,221	27,565
Concentric AB	2,269	40,572
Coor Service Management Holding AB	6,389	29,934
Corem Property Group AB Class B	20,233	20,622
CTT Systems AB	561	17,400
Dios Fastigheter AB	3,818	30,729
Dometic Group AB	18,128	146,562
†Dustin Group AB	19,168	22,635
Eastnine AB	1,862	30,964
Elanders AB Class B	1,811	21,115
†Electrolux AB Class B	7,327	65,453
Electrolux Professional AB Class B	11,611	75,931
Elekta AB Class B	17,972	135,495
†Eltel AB	11,132	7,509
†Embracer Group AB	3,865	8,429
†Enea AB	1,287	6,192
Engcon AB	1,349	10,593
Ependion AB	1,878	18,948
Epiroc AB Class A	9,438	177,315
LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class B	5,498	$93,123
Essity AB Class A	759	18,082
Essity AB Class B	15,299	363,323
Evolution AB	2,174	270,247
Fabege AB	6,484	60,636
Fagerhult Group AB	6,695	46,222
†Fastighets AB Balder Class B	7,896	58,040
†Fastighets AB Trianon	1,416	2,480
FastPartner AB Class A	1,287	9,258
Ferronordic AB	578	3,731
Fortnox AB	12,538	78,409
G5 Entertainment AB	477	5,789
GARO AB	962	3,011
Getinge AB Class B	4,677	94,117
Granges AB	9,560	103,424
H & M Hennes & Mauritz AB Class B	16,057	261,886
Hanza AB	2,312	14,385
Heba Fastighets AB Class B	1,368	4,435
Hemnet Group AB	4,052	124,089
Hexagon AB Class B	14,590	172,697
Hexatronic Group AB	10,753	33,071
Hexpol AB	10,435	127,318
HMS Networks AB	2,098	90,866
†Holmen AB Class B	1,974	80,295
Hufvudstaden AB Class A	3,015	36,617
†Humana AB	3,911	8,970
Husqvarna AB Class A	1,491	12,829
Husqvarna AB Class B	11,813	101,135
†Indutrade AB	5,651	154,104
Instalco AB	8,466	33,440
Intrum AB	4,424	10,329
INVISIO AB	1,341	30,506
Inwido AB	6,076	82,818
ITAB Shop Concept AB	1,500	2,845
JM AB	3,305	67,619
Kabe Group AB Class B	418	12,028
†Karnov Group AB	3,802	23,478
Kindred Group PLC SDR	17,043	197,912
KNOW IT AB	1,633	24,105
Lagercrantz Group AB Class B	11,514	176,195
Lifco AB Class B	3,017	78,807
Lime Technologies AB	395	13,912
Lindab International AB	6,460	138,808
Loomis AB	6,231	173,937
†Medcap AB	410	14,632
Medicover AB Class B	3,370	43,447
MEKO AB	2,222	25,035
†Midsona AB Class B	1,338	950
†Modern Times Group MTG AB Class B	6,589	51,461
Momentum Group AB	927	11,215
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Munters Group AB	4,974	$89,266
Mycronic AB	3,002	106,012
NCAB Group AB	10,529	69,003
NCC AB Class B	8,244	113,447
Nederman Holding AB	1,654	27,119
†Net Insight AB Class B	38,456	21,269
New Wave Group AB Class B	8,361	100,045
Nibe Industrier AB Class B	5,130	25,190
†Nobia AB	10,077	4,142
Nokian Renkaat OYJ	10,096	95,110
Nolato AB Class B	16,770	74,951
Nordic Paper Holding AB	2,764	13,712
Nordic Waterproofing Holding AB	2,580	39,529
Nordnet AB publ	4,962	91,044
†Note AB	1,549	20,911
NP3 Fastigheter AB	753	15,547
Nyfosa AB	5,432	53,589
OEM International AB Class B	3,426	33,607
†Orron Energy ab	2,834	1,884
†Ovzon AB	3,666	4,562
†OX2 AB	2,332	10,762
Peab AB Class B	14,960	94,129
Platzer Fastigheter Holding AB Class B	4,133	35,523
†Pricer AB Class B	11,063	10,583
Proact IT Group AB	2,340	24,178
Probi AB	234	4,613
Ratos AB Class B	17,331	56,961
†RaySearch Laboratories AB	882	9,476
Rejlers AB	587	7,869
Resurs Holding AB	8,813	12,770
Rottneros AB	7,980	8,991
Saab AB Class B	658	58,522
Sagax AB Class B	2,873	75,797
Samhallsbyggnadsbolaget i Norden AB	23,162	9,147
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	4,424
Sandvik AB	16,169	359,059
Scandi Standard AB	5,314	35,546
†Scandic Hotels Group AB	8,740	51,130
†Sdiptech AB Class B	422	10,274
Sectra AB Class B	5,273	102,046
Securitas AB Class B	19,209	198,030
†Sensys Gatso Group AB	1,884	14,257
†Sinch AB	33,424	83,857
Skandinaviska Enskilda Banken AB Class A	26,850	363,594
Skanska AB Class B	11,350	201,997
SKF AB Class A	1,577	32,191
SKF AB Class B	10,336	210,988
LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SkiStar AB	2,334	$35,171
Solid Forsakring AB	881	5,720
SSAB AB Class A	10,517	77,620
SSAB AB Class B	36,068	265,860
†Stendorren Fastigheter AB	889	15,265
†Stillfront Group AB	48,955	43,577
Svenska Cellulosa AB SCA Class A	1,121	17,196
Svenska Cellulosa AB SCA Class B	16,035	246,128
Svenska Handelsbanken AB Class A	19,294	195,121
Svenska Handelsbanken AB Class B	1,909	24,148
Sweco AB Class B	7,951	89,508
Swedbank AB Class A	9,886	196,076
†Swedish Orphan Biovitrum AB	3,276	81,778
Systemair AB	5,564	39,713
Tele2 AB Class B	26,342	216,317
Telefonaktiebolaget LM Ericsson Class A	2,154	11,752
Telefonaktiebolaget LM Ericsson Class B	92,269	496,860
Telia Co. AB	115,947	297,125
Tethys Oil AB	1,814	6,026
†TF Bank AB	714	11,153
Thule Group AB	2,582	77,841
Trelleborg AB Class B	6,807	243,498
Troax Group AB	3,047	70,083
†Truecaller AB Class B	10,521	32,180
VBG Group AB Class B	1,159	33,945
†Viaplay Group AB	27,828	2,467
Vitec Software Group AB Class B	1,204	62,540
Vitrolife AB	4,333	81,365
Volati AB	837	9,759
Volvo AB Class A	6,670	183,699
Volvo AB Class B	48,270	1,308,214
†Volvo Car AB Class B	8,296	31,451
Wallenstam AB Class B	5,579	27,285
Wihlborgs Fastigheter AB	9,872	91,489
		15,674,117
Switzerland–7.84%
ABB Ltd.	36,647	1,702,215
Accelleron Industries AG	5,427	203,276
Adecco Group AG	12,474	493,234
Alcon, Inc.	12,774	1,062,074
Allreal Holding AG	1,177	202,029
ALSO Holding AG	544	141,150
†Aluflexpack AG	1,925	32,402
†ams-OSRAM AG	76,173	88,475
APG SGA SA	98	24,015
Arbonia AG	5,155	68,935
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Aryzta AG	71,951	$130,602
Ascom Holding AG	1,382	12,612
†Autoneum Holding AG	313	56,086
†Avolta AG	6,405	266,541
Baloise Holding AG	3,626	568,114
Banque Cantonale de Geneve	199	63,549
Banque Cantonale Vaudoise	2,070	240,546
Barry Callebaut AG	179	259,812
†Basilea Pharmaceutica AG	729	30,434
Bell Food Group AG	177	52,991
Bellevue Group AG	933	21,829
Berner Kantonalbank AG	447	120,938
BKW AG	1,058	162,363
Bossard Holding AG Class A	510	123,845
Bucher Industries AG	517	227,472
Burckhardt Compression Holding AG	258	161,634
Burkhalter Holding AG	316	34,233
Bystronic AG	97	51,305
Calida Holding AG	290	9,390
Carlo Gavazzi Holding AG	46	16,577
Cembra Money Bank AG	2,651	221,933
Chocoladefabriken Lindt & Spruengli AG	1	120,641
†Cicor Technologies Ltd.	245	13,964
Cie Financiere Richemont SA Class A	6,464	985,530
Cie Financiere Tradition SA	108	16,466
†Clariant AG	15,795	213,496
Coca-Cola HBC AG	3,303	104,347
Coltene Holding AG	332	21,204
Comet Holding AG	375	130,648
Daetwyler Holding AG	538	110,959
DKSH Holding AG	2,758	187,618
Dormakaba Holding AG	215	113,120
DSM-Firmenich AG	1,535	174,546
EFG International AG	9,157	114,329
Emmi AG	155	153,823
EMS-Chemie Holding AG	65	49,875
Energiedienst Holding AG	556	24,352
Feintool International Holding AG	837	17,615
Fenix Outdoor International AG	263	16,953
Flughafen Zurich AG	1,637	371,381
Forbo Holding AG	87	111,132
Galenica AG	4,335	361,470
†GAM Holding AG	7,109	2,061
Geberit AG	981	579,778
Georg Fischer AG	5,873	435,664
Givaudan SA	126	561,087
LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Glencore PLC	352,715	$1,937,865
†Gurit Holding AG Class BR	240	17,670
Helvetia Holding AG	2,865	394,877
†HOCHDORF Holding AG	78	640
Holcim AG	13,361	1,209,801
Huber & Suhner AG	1,300	109,841
Hypothekarbank Lenzburg AG	7	32,755
Implenia AG	1,019	36,948
†Ina Invest Holding AG	203	3,827
Inficon Holding AG	151	220,678
Interroll Holding AG	25	83,162
Intershop Holding AG	54	38,800
Investis Holding SA	307	33,088
Julius Baer Group Ltd.	10,973	633,668
Jungfraubahn Holding AG	551	110,341
Kardex Holding AG	449	125,960
Komax Holding AG	334	64,737
†Kudelski SA	1,531	2,682
Kuehne & Nagel International AG	1,883	524,071
Landis & Gyr Group AG	1,668	128,080
LEM Holding SA	42	79,450
Liechtensteinische Landesbank AG	961	78,214
Logitech International SA	3,038	271,891
Lonza Group AG	1,316	788,272
Luzerner Kantonalbank AG	1,656	129,821
Medacta Group SA	449	60,939
Medmix AG	1,270	22,560
Metall Zug AG Class B	22	32,201
Mobilezone Holding AG	3,672	60,504
Mobimo Holding AG	595	170,877
Nestle SA	35,211	3,738,375
Novartis AG	17,714	1,716,108
Novartis AG ADR	9,322	901,717
†Novavest Real Estate AG	237	8,909
OC Oerlikon Corp. AG	10,272	45,241
†Orascom Development Holding AG	824	4,294
Orior AG	492	36,279
Partners Group Holding AG	650	928,314
†Peach Property Group AG	389	5,167
†Phoenix Mecano AG	34	17,191
Plazza AG Class A	93	31,761
PSP Swiss Property AG	2,046	268,157
Rieter Holding AG	353	51,041
Roche Holding AG	12,017	3,068,575
Romande Energie Holding SA	625	37,284
†Sandoz Group AG	16,410	495,111
†Sandoz Group AG ADR	3,071	92,437
Schindler Holding AG	939	229,063
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Schweiter Technologies AG	88	$49,569
†Sensirion Holding AG	519	38,385
SFS Group AG	1,485	195,289
†SGS SA	4,750	460,858
Siegfried Holding AG	367	374,793
†Siemens Energy AG	19,374	355,432
SIG Group AG	16,180	358,818
Sika AG	1,255	373,779
Softwareone Holding AG	7,974	146,951
Sonova Holding AG	1,456	421,535
St Galler Kantonalbank AG	243	130,951
Stadler Rail AG	3,244	103,307
STMicroelectronics NV	14,806	637,660
Straumann Holding AG	1,952	311,679
Sulzer AG	1,270	154,481
Swatch Group AG	3,499	353,369
Swiss Life Holding AG	1,006	705,210
Swiss Prime Site AG	6,112	576,399
Swiss Re AG	10,716	1,377,746
†Swiss Steel Holding AG	99,178	7,885
†Swisscom AG	1,485	907,944
Swissquote Group Holding SA	868	243,696
Temenos AG	4,312	308,297
TX Group AG	202	33,374
u-blox Holding AG	564	54,283
UBS Group AG	44,463	1,366,471
Valiant Holding AG	1,418	166,352
VAT Group AG	1,280	663,241
Vaudoise Assurances Holding SA	70	34,851
Vetropack Holding AG	950	34,288
Vontobel Holding AG	2,352	142,656
VP Bank AG Class A	349	36,299
†V-ZUG Holding AG	220	14,563
Walliser Kantonalbank	94	12,039
Warteck Invest AG	8	16,278
Ypsomed Holding AG	215	85,943
†Zehnder Group AG	646	42,835
Zug Estates Holding AG Class B	24	48,434
Zuger Kantonalbank AG	9	79,836
Zurich Insurance Group AG	2,082	1,122,666
		43,470,356
Taiwan–0.00%
†FIT Hon Teng Ltd.	117,000	29,897
		29,897
United Arab Emirates–0.01%
†Borr Drilling Ltd.	2,631	18,022
=†NMC Health PLC	2,337	0
LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
†Shelf Drilling Ltd.	13,982	$33,034
		51,056
United Kingdom–11.77%
4imprint Group PLC	2,541	203,332
†Accesso Technology Group PLC	1,549	10,479
Admiral Group PLC	8,520	305,077
Advanced Medical Solutions Group PLC	7,774	19,231
AG Barr PLC	6,257	45,962
Airtel Africa PLC	71,108	94,954
AJ Bell PLC	20,836	79,526
Alfa Financial Software Holdings PLC	4,940	10,568
Allfunds Group PLC	11,831	85,454
Alliance Pharma PLC	27,699	13,879
Anglo American PLC	27,414	675,334
†Ascential PLC	18,868	72,348
Ashmore Group PLC	20,103	49,655
Ashtead Group PLC	13,876	987,767
Ashtead Technology Holdings PLC	1,281	12,288
†ASOS PLC	2,441	11,812
Associated British Foods PLC	8,573	270,294
†Aston Martin Lagonda Global Holdings PLC	4,044	8,672
AstraZeneca PLC	5,998	808,365
AstraZeneca PLC ADR	25,942	1,757,571
Auto Trader Group PLC	44,810	396,012
Aviva PLC	80,505	504,592
Avon Rubber PLC	1,962	26,794
B&M European Value Retail SA	48,122	331,504
Babcock International Group PLC	42,799	280,898
BAE Systems PLC	19,509	332,291
Bakkavor Group PLC	16,224	22,115
Balfour Beatty PLC	37,881	182,736
Bank of Georgia Group PLC	3,870	246,668
Barclays PLC	289,426	669,228
Barclays PLC ADR	25,960	245,322
Barratt Developments PLC	58,404	350,587
Beazley PLC	21,951	184,380
Begbies Traynor Group PLC	6,705	9,055
Bellway PLC	10,220	343,634
Berkeley Group Holdings PLC	5,368	322,365
Bloomsbury Publishing PLC	5,977	39,832
Bodycote PLC	13,509	118,756
†Boohoo Group PLC	35,966	16,324
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
BP PLC	284,253	$1,778,422
BP PLC ADR	49,288	1,857,172
Braemar PLC	3,535	11,712
Breedon Group PLC	10,088	48,957
British American Tobacco PLC	24,554	745,639
British American Tobacco PLC ADR	4,745	144,723
Britvic PLC	20,631	214,044
BT Group PLC	477,604	660,979
Bunzl PLC	4,747	182,619
Burberry Group PLC	12,699	194,420
Bytes Technology Group PLC	15,877	102,400
Camellia PLC	76	4,288
†Capita PLC	105,348	17,551
†Card Factory PLC	28,435	33,162
†Carnival PLC	1,149	16,960
†Carnival PLC ADR	2,117	31,183
Carr's Group PLC	4,050	5,853
Central Asia Metals PLC	13,232	33,001
Centrica PLC	416,444	670,947
Chemring Group PLC	20,014	91,696
Chesnara PLC	13,328	44,242
Clarkson PLC	579	29,304
Close Brothers Group PLC	12,123	63,989
CMC Markets PLC	11,645	31,968
Coats Group PLC	84,286	86,275
Coca-Cola Europacific Partners PLC	5,883	415,720
Compass Group PLC	20,201	592,288
Computacenter PLC	6,315	214,884
ConvaTec Group PLC	44,821	162,019
Costain Group PLC	7,704	7,293
Cranswick PLC	2,938	151,888
Crest Nicholson Holdings PLC	28,366	69,170
Croda International PLC	2,019	124,917
†Currys PLC	71,356	54,533
CVS Group PLC	4,289	52,780
†Darktrace PLC	12,010	66,212
†De La Rue PLC	5,613	5,774
†Deliveroo PLC	23,041	34,403
DFS Furniture PLC	17,021	23,760
Diageo PLC	15,003	553,974
Diageo PLC ADR	4,331	644,193
Diploma PLC	2,147	100,860
†Direct Line Insurance Group PLC	105,854	260,594
DiscoverIE Group PLC	4,227	40,387
Domino's Pizza Group PLC	23,734	103,228
Dotdigital Group PLC	7,254	7,874
Dowlais Group PLC	58,441	57,534
Dr Martens PLC	29,668	32,858
Drax Group PLC	29,215	184,885
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
DS Smith PLC	92,410	$462,692
Dunelm Group PLC	9,635	137,660
EasyJet PLC	15,233	109,744
EKF Diagnostics Holdings PLC	5,002	1,742
†Elementis PLC	50,751	95,058
Endeavour Mining PLC	11,461	232,850
Energean PLC	12,059	166,357
†EnQuest PLC	185,362	32,988
Epwin Group PLC	9,797	9,422
Essentra PLC	15,514	34,423
=†πEvraz PLC	20,000	0
Experian PLC	16,112	702,397
FDM Group Holdings PLC	7,488	32,417
†Ferrexpo PLC	6,844	3,771
Firstgroup PLC	55,434	126,219
FLEX LNG Ltd.	843	20,965
Forterra PLC	15,583	33,868
Foxtons Group PLC	30,068	20,759
†Frasers Group PLC	13,998	143,284
†Frontier Developments PLC	992	1,765
Fuller Smith & Turner PLC Class A	2,606	19,406
Future PLC	6,367	49,261
Galliford Try Holdings PLC	7,192	21,786
Games Workshop Group PLC	2,676	339,102
Gamma Communications PLC	4,520	78,043
GB Group PLC	7,865	27,041
†Gem Diamonds Ltd.	5,209	565
Genel Energy PLC	15,768	16,578
Genuit Group PLC	10,895	60,642
†Georgia Capital PLC	2,757	46,141
Gooch & Housego PLC	1,112	7,298
Goodwin PLC	187	12,745
Grainger PLC	57,793	188,048
†Greencore Group PLC	40,405	60,840
Greggs PLC	10,010	363,105
GSK PLC	25,395	547,645
†Gulf Keystone Petroleum Ltd.	21,757	31,113
†Gym Group PLC	10,516	15,237
H&T Group PLC	1,906	8,949
Haleon PLC	49,598	208,521
Haleon PLC ADR	14,959	127,002
Halfords Group PLC	18,444	37,363
Halma PLC	4,512	134,853
Harbour Energy PLC	32,601	113,484
Hargreaves Lansdown PLC	23,559	218,850
Harworth Group PLC	15,020	26,256
Hays PLC	93,860	111,891
Headlam Group PLC	2,792	6,202
Helical PLC	8,670	22,761
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Helios Towers PLC	46,240	$55,385
Henry Boot PLC	9,398	21,351
Hill & Smith PLC	3,711	91,616
Hilton Food Group PLC	5,422	57,690
Hiscox Ltd.	16,218	253,822
†Hochschild Mining PLC	22,075	35,496
Hollywood Bowl Group PLC	11,183	46,508
Howden Joinery Group PLC	41,576	475,845
HSBC Holdings PLC ADR	45,961	1,809,025
HSBC Holdings PLC (London Shares)	93,027	726,793
Hunting PLC	13,315	55,542
Ibstock PLC	28,431	54,077
IMI PLC	20,054	459,397
Impax Asset Management Group PLC	5,561	32,602
Imperial Brands PLC	29,271	653,916
Inchcape PLC	24,633	225,095
†Indivior PLC	11,618	248,402
Informa PLC	29,384	308,267
IntegraFin Holdings PLC	14,064	49,347
InterContinental Hotels Group PLC	412	42,859
InterContinental Hotels Group PLC ADR	3,029	320,044
†International Consolidated Airlines Group SA	7,894	17,610
†International Distributions Services PLC	77,199	223,422
Intertek Group PLC	8,390	527,883
Investec PLC	34,320	230,273
Iomart Group PLC	7,195	13,204
†IQE PLC	58,773	15,578
ITV PLC	237,553	221,573
†IWG PLC	61,700	150,220
†J D Wetherspoon PLC	4,879	45,292
J Sainsbury PLC	116,451	397,430
†James Fisher & Sons PLC	3,307	10,894
James Halstead PLC	11,698	29,677
JD Sports Fashion PLC	100,803	171,122
JET2 PLC	4,940	89,909
†John Wood Group PLC	59,570	99,471
Johnson Matthey PLC	10,655	240,588
Johnson Service Group PLC	23,518	39,004
Jupiter Fund Management PLC	34,225	38,251
Just Group PLC	86,034	114,234
Kainos Group PLC	5,224	63,660
Keller Group PLC	6,436	85,131
†Kier Group PLC	20,024	33,260
†Kin & Carta PLC	6,598	10,709
Kingfisher PLC	136,377	429,288
LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Knights Group Holdings PLC	783	$1,265
Lancashire Holdings Ltd.	17,047	133,183
Legal & General Group PLC	155,147	498,163
Liontrust Asset Management PLC	3,379	28,659
Lloyds Banking Group PLC	945,706	617,819
Lloyds Banking Group PLC ADR	169,630	439,342
London Stock Exchange Group PLC	3,357	402,095
LSL Property Services PLC	6,396	21,473
Luceco PLC	14,452	25,391
M&C Saatchi PLC	5,989	13,153
Macfarlane Group PLC	14,596	24,870
Man Group PLC	119,011	401,661
Marks & Spencer Group PLC	156,383	523,251
Marshalls PLC	11,365	39,418
†Marston's PLC	45,699	16,294
†McBride PLC	15,062	18,934
Me Group International PLC	14,970	31,440
Mears Group PLC	12,639	58,864
Melrose Industries PLC	58,441	496,414
†Metro Bank Holdings PLC	6,365	2,591
Midwich Group PLC	1,944	10,551
†Mitchells & Butlers PLC	24,688	70,359
Mitie Group PLC	80,923	107,244
MJ Gleeson PLC	2,085	12,605
Mobico Group PLC	43,564	38,269
Mondi PLC	25,078	441,706
Moneysupermarket.com Group PLC	35,323	97,993
Morgan Advanced Materials PLC	24,596	88,475
Morgan Sindall Group PLC	3,198	93,643
Mortgage Advice Bureau Holdings Ltd.	3,472	39,966
†Motorpoint group PLC	3,394	5,740
MP Evans Group PLC	2,058	21,040
†N Brown Group PLC	7,054	1,425
National Grid PLC	6,222	83,714
National Grid PLC ADR	5,177	353,175
NatWest Group PLC	115,887	388,338
NatWest Group PLC ADR	33,187	225,672
NCC Group PLC	15,754	24,736
Next 15 Group PLC	4,840	56,445
Next PLC	3,812	444,181
Norcros PLC	5,059	11,749
†Ocado Group PLC	2,911	16,721
Odfjell Technology Ltd.	1,683	10,050
†On the Beach Group PLC	10,599	22,100
OSB Group PLC	32,094	152,875
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Oxford Instruments PLC	3,404	$91,298
Pagegroup PLC	30,187	170,919
Pan African Resources PLC	117,245	33,296
PayPoint PLC	4,583	28,112
Pearson PLC	19,586	257,587
Pearson PLC ADR	512	6,738
Pennon Group PLC	12,046	98,445
Persimmon PLC	18,990	315,422
†Petrofac Ltd.	13,925	4,819
Pets at Home Group PLC	30,625	103,746
Pharos Energy PLC	14,884	3,945
Phoenix Group Holdings PLC	35,739	249,267
†Pinewood Technologies Group PLC	139,742	67,728
†Playtech PLC	19,897	115,871
Polar Capital Holdings PLC	4,376	25,158
Porvair PLC	1,608	12,624
PPHE Hotel Group Ltd.	770	13,752
Premier Foods PLC	53,193	100,303
Prudential PLC ADR	5,687	109,588
PZ Cussons PLC	17,088	19,346
QinetiQ Group PLC	33,003	152,123
†Rank Group PLC	8,180	7,144
Reach PLC	25,344	25,079
Reckitt Benckiser Group PLC	10,991	625,918
Redde Northgate PLC	22,698	109,293
Redrow PLC	25,611	215,122
RELX PLC	8,237	356,400
RELX PLC ADR	17,341	750,692
Renew Holdings PLC	2,294	26,753
†Renewi PLC	5,538	40,121
Renishaw PLC	994	53,320
Rentokil Initial PLC	25,037	149,059
Ricardo PLC	2,769	15,972
Rightmove PLC	42,165	292,489
Rio Tinto PLC	7,867	498,155
Rio Tinto PLC ADR	562	35,822
Robert Walters PLC	3,858	19,818
†Rolls-Royce Holdings PLC	149,112	803,057
Rotork PLC	43,440	180,274
RS Group PLC	16,582	152,112
RWS Holdings PLC	5,347	12,661
Sabre Insurance Group PLC	12,837	29,067
†Saga PLC	13,212	20,411
Sage Group PLC	11,769	187,980
†Savannah Energy PLC	28,585	9,471
Savills PLC	10,749	144,623
Schroders PLC	26,763	127,211
Secure Trust Bank PLC	1,370	11,412
Senior PLC	33,287	74,279
LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Serco Group PLC	95,919	$229,659
Serica Energy PLC	15,438	36,729
Severfield PLC	10,593	7,327
Severn Trent PLC	7,752	241,669
Shell PLC	58,563	1,940,276
Shell PLC ADR	71,180	4,771,907
†SIG PLC	58,377	21,515
Smart Metering Systems PLC	5,485	65,906
Smith & Nephew PLC	7,796	97,571
Smith & Nephew PLC ADR	1,200	30,432
Smiths Group PLC	7,871	163,073
Softcat PLC	9,083	182,050
Spectris PLC	3,066	127,973
Speedy Hire PLC	45,398	14,554
Spirax-Sarco Engineering PLC	913	115,810
Spire Healthcare Group PLC	26,170	76,631
Spirent Communications PLC	35,761	90,271
SSE PLC	20,176	420,175
SSP Group PLC	37,225	102,988
St. James's Place PLC	17,468	102,409
Standard Chartered PLC	65,636	556,204
SThree PLC	11,172	60,633
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	7,314
Subsea 7 SA	8,064	128,986
†Superdry PLC	2,865	1,041
†Synthomer PLC	8,337	27,338
Tate & Lyle PLC	23,816	185,617
Tatton Asset Management PLC	5,219	37,415
Taylor Wimpey PLC	199,636	345,326
Telecom Plus PLC	5,008	102,903
Tesco PLC	188,088	704,114
†THG PLC	19,334	16,843
TI Fluid Systems PLC	14,153	25,723
Topps Tiles PLC	15,052	8,587
TORM PLC Class A	3,804	129,225
TP ICAP Group PLC	56,555	160,750
†Trainline PLC	5,996	28,031
TT Electronics PLC	12,612	25,246
†Tullow Oil PLC	65,046	25,582
Tyman PLC	15,851	57,918
Unilever PLC	6,989	350,760
Unilever PLC ADR	22,870	1,147,845
United Utilities Group PLC	21,457	278,673
Vanquis Banking Group PLC	16,016	10,653
Vertu Motors PLC	36,292	30,919
Vesuvius PLC	14,492	90,577
Victrex PLC	3,374	55,318
Virgin Money U.K. PLC	101,303	273,492
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vistry Group PLC	19,428	$301,609
Vodafone Group PLC	635,457	565,119
Vodafone Group PLC ADR	18,239	162,327
Volex PLC	4,294	15,609
Volution Group PLC	3,468	19,023
Vp PLC	1,013	7,032
†Watches of Switzerland Group PLC	18,564	84,022
Watkin Jones PLC	10,791	5,543
Weir Group PLC	8,570	218,712
WH Smith PLC	9,159	152,246
Whitbread PLC	9,073	379,502
Wincanton PLC	9,853	74,616
†Wise PLC Class A	2,898	33,966
WPP PLC	15,914	151,367
†Xaar PLC	886	1,185
Young & Co.'s Brewery PLC Class A	2,151	26,552
Zotefoams PLC	3,613	17,374
		65,293,682
United States–0.50%
ADTRAN Holdings, Inc.	4,117	22,368
CRH PLC	9,626	830,339
Diversified Energy Co. PLC	1,389	16,620
†Frontage Holdings Corp.	64,000	11,775
GSK PLC Sponsored ADR	23,066	988,839
Newmont Corp. CDI	8,881	310,836
Primo Water Corp.	12,111	220,517
†REC Silicon ASA	10,625	10,508
†Viemed Healthcare, Inc.	785	7,403
Waste Connections, Inc.	2,027	348,664
		2,767,869
Total Common Stock (Cost $447,571,171)		546,424,178
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr Ing hc F Porsche AG	1,119	111,403
Total Convertible Preferred Stock (Cost $140,667)		111,403
ΔPREFERRED STOCKS–0.48%
Germany–0.48%
Bayerische Motoren Werke AG 8.59%	1,824	195,601
Draegerwerk AG & Co. KGaA 0.38%	847	46,512
Einhell Germany AG 1.93%	64	10,564
FUCHS SE 2.33%	5,147	254,875
Henkel AG & Co. KGaA 2.49%	3,890	312,656
Jungheinrich AG 1.99%	4,759	176,002
Porsche Automobil Holding SE 5.22%	3,982	211,019
LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
†Sartorius AG 0.39%	686	$272,798
Schaeffler AG 7.19%	9,333	62,931
Sixt SE 9.04%	1,325	97,204
STO SE & Co. KGaA 3.18%	210	35,842
Villeroy & Boch AG 6.49%	830	16,342
Volkswagen AG 7.16%	7,239	959,355
Total Preferred Stocks (Cost $2,900,295)		2,651,701
ΔRIGHTS–0.00%
Spain–0.00%
†Promotora de Informaciones SA	23,606	115
		115
Sweden–0.00%
=†Nobia AB	10,077	5,366
		5,366
United Kingdom–0.00%
Videndum PLC	3,424	12,489
		12,489
Total Rights (Cost $87,327)		17,970
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	$0
		0
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Total Warrants (Cost $0)		0

MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.26%)	88,295	88,295
Total Money Market Fund (Cost $88,295)		88,295

TOTAL INVESTMENTS–99.03% (Cost $450,787,755)	549,293,547
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.97%	5,364,292
NET ASSETS APPLICABLE TO 44,286,475 SHARES OUTSTANDING–100.00%	$554,657,839

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
GDR–Global Depository Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$35,180,349	$1,011	$2,741	$35,184,101
Austria	3,087,063	—	—	3,087,063
Belgium	6,041,138	—	—	6,041,138
Britain	201,815	—	—	201,815
Canada	59,309,207	—	—	59,309,207
Chile	161,257	—	—	161,257
China	232,762	—	—	232,762
Colombia	24,086	—	—	24,086
Denmark	495,205	15,709,633	—	16,204,838
Faeroe Islands	—	261,000	—	261,000
Finland	7,399,916	—	—	7,399,916
France	42,799,673	—	—	42,799,673
Georgia	97,225	—	—	97,225
Germany	36,763,013	—	—	36,763,013
Greece	27,780	—	—	27,780
Greenland	26,459	—	—	26,459
Guernsey	—	—	— *	—
Hong Kong	9,466,660	—	55	9,466,715
Ireland	4,661,052	—	—	4,661,052
Isle Of Man	102,589	—	—	102,589
Israel	5,013,575	—	—	5,013,575
Italy	13,725,805	—	—	13,725,805
Japan	127,519,572	—	38,288	127,557,860
Jersey	222,154	—	—	222,154
Jordan	217,324	—	—	217,324
Luxembourg	1,549,719	—	—	1,549,719
Macau	103,392	—	—	103,392
Malta	2,650	—	—	2,650
Mauritius	531	—	—	531
Mexico	45,531	—	—	45,531
Mongolia	55,746	—	—	55,746
Netherlands	20,890,455	—	—	20,890,455
New Zealand	1,763,243	—	2,518	1,765,761
Norway	1,289,281	2,876,627	—	4,165,908
Philippines	30,561	—	—	30,561
Poland	151,278	—	—	151,278
Portugal	1,610,129	—	—	1,610,129
Singapore	5,395,457	51,889	— *	5,447,346
South Africa	4,616	—	—	4,616
Spain	14,525,171	—	—	14,525,171
Sweden	15,674,117	—	—	15,674,117
Switzerland	43,470,356	—	—	43,470,356
Taiwan	29,897	—	—	29,897
United Arab Emirates	18,022	33,034	— *	51,056
United Kingdom	65,015,950	277,732	— *	65,293,682
United States	2,757,361	10,508	—	2,767,869
Convertible Preferred Stock	111,403	—	—	111,403
Preferred Stocks	2,651,701	—	—	2,651,701
Rights	12,604	—	5,366	17,970
Warrants	—	—	— *	—
Money Market Fund	88,295	—	—	88,295
Total Investments	$530,023,145	$19,221,434	$48,968	$549,293,547

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
As a result of utilizing International fair value pricing at March 31, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–50